Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
January 31, 2025
SGX-NPRT1-0425
1.899284.115
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	7,683,506	18,758,449
Interactive Media & Services - 0.1%
CAR Group Ltd	716,133	17,845,612
REA Group Ltd	100,030	15,342,433
SEEK Ltd	667,825	9,389,459
		42,577,504
TOTAL COMMUNICATION SERVICES		61,335,953

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,147,779	101,169,841
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,073,254	49,905,927
Lottery Corp/The	4,179,351	12,992,902
		62,898,829
TOTAL CONSUMER DISCRETIONARY		164,068,670

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	1,530,521	10,153,466
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	2,538,260	30,596,117
Endeavour Group Ltd/Australia (b)	2,904,833	7,577,225
Woolworths Group Ltd	2,314,071	43,508,052
		81,681,394
TOTAL CONSUMER STAPLES		91,834,860

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	6,167,180	26,703,624
Woodside Energy Group Ltd	3,598,210	54,839,559
		81,543,183
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	5,636,215	106,431,937
Commonwealth Bank of Australia	3,168,158	312,640,967
National Australia Bank Ltd	5,818,705	143,382,508
Westpac Banking Corp	6,507,874	135,030,838
		697,486,250
Capital Markets - 0.2%
ASX Ltd	364,160	14,278,525
Macquarie Group Ltd	685,716	101,439,737
		115,718,262
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	445,525	9,400,400
Insurance - 0.2%
Insurance Australia Group Ltd	4,493,351	25,482,946
Medibank Pvt Ltd	5,194,507	12,808,176
QBE Insurance Group Ltd	2,852,519	36,819,627
Suncorp Group Ltd	2,411,339	30,915,863
		106,026,612
TOTAL FINANCIALS		928,631,524

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	124,185	24,442,300
Health Care Providers & Services - 0.0%
Ramsay Health Care Ltd	348,858	7,247,053
Sonic Healthcare Ltd	857,361	15,061,907
		22,308,960
Health Care Technology - 0.0%
Pro Medicus Ltd	109,050	18,662,368
TOTAL HEALTH CARE		65,413,628

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,639,171	32,251,970
Passenger Airlines - 0.0%
Qantas Airways Ltd (c)	1,456,775	8,441,814
Professional Services - 0.0%
Computershare Ltd	1,005,293	21,853,112
Trading Companies & Distributors - 0.0%
Reece Ltd	430,488	6,306,661
SGH Ltd	381,559	11,257,209
		17,563,870
Transportation Infrastructure - 0.1%
Transurban Group unit	5,876,888	48,408,406
TOTAL INDUSTRIALS		128,519,172

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	348,493	26,381,882
Materials - 1.2%
Chemicals - 0.0%
Orica Ltd	930,190	10,083,279
Metals & Mining - 1.2%
BHP Group Ltd	9,603,898	235,868,738
BlueScope Steel Ltd	832,327	10,868,768
Fortescue Ltd	3,205,843	37,544,826
Glencore PLC	19,618,712	84,761,660
Mineral Resources Ltd	335,733	7,162,353
Northern Star Resources Ltd	2,178,549	23,057,167
Rio Tinto Ltd	702,030	50,560,866
Rio Tinto PLC	2,132,274	128,409,625
South32 Ltd	8,584,041	17,626,038
		595,860,041
TOTAL MATERIALS		605,943,320

Real Estate - 0.3%
Diversified REITs - 0.1%
GPT Group/The unit	3,635,685	10,321,156
Mirvac Group unit	7,410,890	8,965,119
Stockland unit	4,532,843	14,360,066
		33,646,341
Industrial REITs - 0.1%
Goodman Group unit	3,258,041	72,654,841
Retail REITs - 0.1%
Scentre Group unit	9,861,499	22,317,283
Vicinity Ltd unit	7,373,551	9,993,169
		32,310,452
TOTAL REAL ESTATE		138,611,634

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	3,267,401	21,072,699
Gas Utilities - 0.0%
Apa Group unit	2,421,676	10,212,780
TOTAL UTILITIES		31,285,479

TOTAL AUSTRALIA		2,323,569,305
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	280,871	11,620,058
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	637,540	39,312,665
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	631,569	9,886,416
Mondi PLC (South Africa)	199,264	3,089,166
		12,975,582
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	129,121	9,925,704
TOTAL AUSTRIA		73,834,009
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	39,560	6,664,822
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,700,176	83,778,543
Food Products - 0.0%
Lotus Bakeries NV	768	8,206,249
TOTAL CONSUMER STAPLES		91,984,792

Financials - 0.1%
Banks - 0.1%
KBC Group NV	434,269	33,490,963
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	157,916	11,008,842
Sofina SA	28,405	7,119,311
		18,128,153
Insurance - 0.0%
Ageas SA/NV	302,945	15,657,188
TOTAL FINANCIALS		67,276,304

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	239,645	46,787,974
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	140,980	11,188,328
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	339,366	7,322,812
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV (b)	56,452	3,821,255
TOTAL BELGIUM		235,046,287
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	761,540	6,759,196
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,566,303	4,183,741
TOTAL COMMUNICATION SERVICES		10,942,937

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	1,954,350	5,638,272
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,552,830	16,244,969
Ambev SA ADR	380,176	703,326
		16,948,295
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,455,844	8,862,647
Food Products - 0.0%
BRF SA	930,900	3,486,863
Personal Care Products - 0.0%
Natura & Co Holding SA	1,653,719	3,571,142
TOTAL CONSUMER STAPLES		32,868,947

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cosan SA	2,264,732	2,999,465
Petroleo Brasileiro SA	7,724,440	49,817,189
Petroleo Brasileiro SA	6,274,611	44,718,568
Petroleo Brasileiro SA ADR	649,615	8,380,034
Petroleo Brasileiro SA ADR	131,498	1,868,587
PRIO SA/Brazil (c)	1,535,200	10,767,849
Ultrapar Participacoes SA	1,402,600	3,969,679
		122,521,371
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	1,817,838	3,427,858
Banco Bradesco SA	10,145,634	20,988,991
Banco Bradesco SA ADR	1,033,015	2,179,662
Banco do Brasil SA	3,201,400	15,163,243
Inter & Co Inc Class A (b)	433,041	2,264,804
Itau Unibanco Holding SA	8,355,961	48,342,338
Itau Unibanco Holding SA ADR	807,591	4,684,028
Itausa SA	10,815,709	17,637,376
NU Holdings Ltd/Cayman Islands Class A (c)	5,580,784	73,889,581
		188,577,881
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	10,240,875	19,608,900
Banco BTG Pactual SA unit	2,216,500	12,352,975
XP Inc Class A	709,512	9,684,839
		41,646,714
Financial Services - 0.0%
StoneCo Ltd Class A (c)	481,095	4,411,641
Insurance - 0.0%
BB Seguridade Participacoes SA	1,325,000	8,738,033
Caixa Seguridade Participacoes S/A	1,158,700	2,910,604
		11,648,637
TOTAL FINANCIALS		246,284,873

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (c)(d)(e)	9,446,344	3,911,697
Rede D'Or Sao Luiz SA (d)(e)	1,522,411	7,281,147
		11,192,844
Pharmaceuticals - 0.0%
Hypera SA	681,900	2,132,961
TOTAL HEALTH CARE		13,325,805

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (c)	1,335,100	13,638,739
Electrical Equipment - 0.1%
WEG SA	3,182,132	29,969,721
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,720,038	9,085,749
Rumo SA	2,491,300	7,843,862
		16,929,611
Transportation Infrastructure - 0.0%
CCR SA	1,920,400	3,690,264
TOTAL INDUSTRIALS		64,228,335

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,067,500	6,221,550
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	316,686	9,484,884
Containers & Packaging - 0.0%
Klabin SA unit	1,575,770	6,050,646
Metals & Mining - 0.3%
Cia Siderurgica Nacional SA	1,273,200	1,980,371
Gerdau SA	2,629,138	7,746,983
Vale SA	6,406,647	59,384,856
Vale SA ADR	36,363	337,812
Wheaton Precious Metals Corp	859,025	53,597,817
		123,047,839
Paper & Forest Products - 0.0%
Suzano SA	1,317,495	14,060,825
TOTAL MATERIALS		152,644,194

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	2,226,230	13,748,110
Centrais Eletricas Brasileiras SA Series B	524,842	3,565,375
Cia Energetica de Minas Gerais	3,403,780	6,383,489
Cia Paranaense de Energia - Copel Series B	2,184,800	3,626,348
CPFL Energia SA	408,200	2,401,402
Energisa S/A unit	452,800	3,072,877
Equatorial Energia SA	2,270,167	11,712,004
Equatorial Energia SA rights 2/13/2025 (c)	7,781	6,324
		44,515,929
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	438,950	2,764,069
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	909,300	14,714,539
TOTAL UTILITIES		61,994,537

TOTAL BRAZIL		716,670,821
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom) (b)	347,912	7,087,509
CANADA - 7.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc (b)	140,153	3,337,596
Quebecor Inc Class B (b)	301,660	6,695,945
TELUS Corp	924,501	13,409,352
		23,442,893
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	681,616	18,722,338
TOTAL COMMUNICATION SERVICES		42,165,231

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc (b)	517,855	20,531,052
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	99,134	11,160,632
Dollarama Inc	532,313	50,372,593
		61,533,225
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (b)	497,777	30,606,085
Restaurant Brands International Inc (United States) (b)	86,349	5,313,917
		35,920,002
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	266,566	13,746,944
TOTAL CONSUMER DISCRETIONARY		131,731,223

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc (b)	1,435,802	75,823,307
Empire Co Ltd Class A	251,898	7,407,796
George Weston Ltd	111,707	17,266,988
Loblaw Cos Ltd	287,432	35,990,557
Metro Inc/CN	400,825	25,044,840
		161,533,488
Food Products - 0.0%
Saputo Inc	484,959	8,058,458
TOTAL CONSUMER STAPLES		169,591,946

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	1,126,298	19,288,924
Cameco Corp	824,469	40,771,037
Canadian Natural Resources Ltd	4,004,608	121,652,350
Cenovus Energy Inc	2,602,593	37,641,659
Enbridge Inc (b)	4,122,128	178,261,083
Imperial Oil Ltd (b)	347,709	23,127,966
Keyera Corp (b)	435,892	12,368,794
MEG Energy Corp	511,172	8,381,483
Parkland Corp	266,999	5,943,109
Pembina Pipeline Corp (b)	1,100,232	39,713,882
Suncor Energy Inc	2,391,417	89,726,473
TC Energy Corp	1,965,128	88,551,438
Tourmaline Oil Corp	669,887	30,517,919
		695,946,117
Financials - 2.9%
Banks - 1.8%
Bank of Montreal (b)	1,380,600	136,677,833
Bank of Nova Scotia/The (b)	2,341,075	119,780,051
Canadian Imperial Bank of Commerce	1,784,409	112,404,200
National Bank of Canada (b)	644,583	57,209,041
Royal Bank of Canada (b)	2,677,387	326,404,121
Toronto Dominion Bank (b)	3,309,379	188,791,835
		941,267,081
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	673,091	40,283,108
Brookfield Corp Class A (b)	2,588,588	158,270,155
IGM Financial Inc	156,504	5,021,352
Onex Corp Subordinate Voting Shares	119,629	9,175,384
TMX Group Ltd	525,250	16,256,060
		229,006,059
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	39,136	52,678,427
Great-West Lifeco Inc	528,608	17,091,059
iA Financial Corp Inc	178,124	16,448,908
Intact Financial Corp	337,666	59,977,623
Manulife Financial Corp	3,329,640	99,567,313
Power Corp of Canada Subordinate Voting Shares	1,063,672	32,239,138
Sun Life Financial Inc	1,093,001	63,029,837
		341,032,305
TOTAL FINANCIALS		1,511,305,445

Industrials - 0.9%
Aerospace & Defense - 0.0%
CAE Inc (c)	597,980	14,100,371
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	767,785	15,082,576
RB Global Inc (b)	349,156	31,242,479
		46,325,055
Construction & Engineering - 0.1%
Stantec Inc	216,023	16,717,313
WSP Global Inc	246,384	41,810,772
		58,528,085
Ground Transportation - 0.6%
Canadian National Railway Co	1,012,962	105,816,143
Canadian Pacific Kansas City Ltd	1,766,979	140,424,588
TFI International Inc	152,493	20,097,368
		266,338,099
Passenger Airlines - 0.0%
Air Canada (c)	333,979	4,506,367
Professional Services - 0.1%
Thomson Reuters Corp (b)	297,616	50,013,249
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	156,185	12,454,178
TOTAL INDUSTRIALS		452,265,404

Information Technology - 0.9%
IT Services - 0.6%
CGI Inc Class A	385,723	45,471,443
Shopify Inc Class A (c)	2,295,826	267,929,300
		313,400,743
Software - 0.3%
Constellation Software Inc/Canada	38,120	124,667,233
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	30,824	2
Descartes Systems Group Inc/The (c)	162,627	18,824,605
Open Text Corp	503,973	14,827,733
		158,319,573
TOTAL INFORMATION TECHNOLOGY		471,720,316

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	937,409	48,381,360
Containers & Packaging - 0.0%
CCL Industries Inc Class B	282,876	14,050,861
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	949,420	88,242,786
Barrick Gold Corp	3,321,725	54,305,010
Franco-Nevada Corp (b)	364,260	49,517,906
Kinross Gold Corp	2,331,198	26,257,757
Pan American Silver Corp	688,763	15,975,643
Teck Resources Ltd Class B	862,715	35,242,295
		269,541,397
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	103,875	9,006,287
TOTAL MATERIALS		340,979,905

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	76,940	13,992,508
Residential REITs - 0.0%
Canadian Apartment Properties REIT (b)	151,004	4,209,015
TOTAL REAL ESTATE		18,201,523

Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (b)	547,706	20,810,077
Fortis Inc/Canada	938,364	39,966,101
Hydro One Ltd (b)(d)(e)	625,430	19,459,830
		80,236,008
Gas Utilities - 0.0%
AltaGas Ltd (b)	565,459	13,049,503
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp	255,742	6,813,452
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A (b)	245,466	5,734,042
TOTAL UTILITIES		105,833,005

TOTAL CANADA		3,939,740,115
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,686,230	6,394,919
Specialty Retail - 0.0%
Empresas Copec SA	690,450	4,618,954
TOTAL CONSUMER DISCRETIONARY		11,013,873

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,455,917	6,259,346
Financials - 0.0%
Banks - 0.0%
Banco de Chile	86,952,081	10,773,938
Banco de Credito e Inversiones SA	157,665	4,822,855
Banco Santander Chile	122,583,888	6,336,021
		21,932,814
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	290,282,362	4,397,590
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	272,287	10,756,572
Metals & Mining - 0.2%
Antofagasta PLC	745,973	15,955,076
Lundin Mining Corp	1,398,570	11,047,293
		27,002,369
Paper & Forest Products - 0.0%
Empresas Cmpc SA	2,183,890	3,727,018
TOTAL MATERIALS		41,485,959

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	40,815,969	3,672,564
Enel Chile SA	54,083,636	3,214,472
		6,887,036
TOTAL CHILE		91,976,618
CHINA - 8.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	84,106,000	12,089,313
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	483,000
China Ruyi Holdings Ltd (b)(c)	12,032,000	3,844,977
Kingsoft Corp Ltd	1,776,600	8,915,035
Mango Excellent Media Co Ltd A Shares (China)	198,494	763,601
Netease Inc	3,663,935	75,312,921
Tencent Music Entertainment Group Class A ADR	1,425,962	17,083,025
		106,402,559
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	128,643	3,604,577
Baidu Inc A Shares (c)	4,326,548	48,918,032
Bilibili Inc Z Shares (c)	441,984	7,412,356
Kanzhun Ltd ADR (c)	507,449	7,312,340
Kuaishou Technology B Shares (c)(d)(e)	5,085,700	27,478,275
Kunlun Tech Co Ltd A Shares (China)	133,900	685,741
Tencent Holdings Ltd	12,301,400	647,240,846
		742,652,167
Media - 0.0%
China Literature Ltd (c)(d)(e)	827,600	2,772,156
Focus Media Information Technology Co Ltd A Shares (China)	1,962,140	1,790,451
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	230,800	359,404
		4,922,011
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,700,200	2,500,794
TOTAL COMMUNICATION SERVICES		868,566,844

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	74,760	472,806
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	26,200	476,752
Fuyao Glass Industry Group Co Ltd A Shares (China)	124,600	1,027,896
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,267,600	8,540,792
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	730,036
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	59,200	888,956
Ningbo Tuopu Group Co Ltd A Shares (China)	180,525	1,639,987
Sailun Group Co Ltd A Shares (China)	337,300	714,446
Shandong Linglong Tyre Co Ltd A Shares (China)	193,900	485,618
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	256,400	602,539
		15,579,828
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	225,900	1,276,832
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	573,300	629,885
BYD Co Ltd A Shares (China)	356,120	13,543,957
BYD Co Ltd H Shares	1,819,500	63,937,901
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,495,617
Geely Automobile Holdings Ltd	11,496,000	21,097,909
Great Wall Motor Co Ltd A Shares (China)	160,400	552,304
Great Wall Motor Co Ltd H Shares (b)	4,759,500	7,733,065
Guangzhou Automobile Group Company Ltd A Shares (China)	390,800	465,198
Guangzhou Automobile Group Company Ltd H Shares (b)	847,526	331,749
Li Auto Inc A Shares (c)	2,345,118	27,601,869
NIO Inc A Shares (b)(c)	2,726,469	11,798,106
SAIC Motor Corp Ltd A Shares (China)	828,300	1,964,437
Seres Group Co Ltd A Shares (China)	163,900	3,021,241
XPeng Inc A Shares (c)	2,356,664	17,910,304
Yadea Group Holdings Ltd (b)(d)(e)	2,396,826	3,961,950
Zhejiang Leapmotor Technology Co Ltd H Shares (c)(d)(e)	939,400	3,888,095
		181,210,419
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	30,845,924	378,371,056
JD.com Inc A Shares	4,680,599	95,207,221
MINISO Group Holding Ltd A Shares (b)	718,984	4,142,086
PDD Holdings Inc Class A ADR (c)	1,315,209	147,185,039
Prosus NV Class N	2,588,988	98,892,979
Vipshop Holdings Ltd Class A ADR	652,749	9,380,003
		733,178,384
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	589,700	1,049,977
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	2,795,830	13,618,822
TAL Education Group Class A ADR (c)	776,828	9,500,606
		23,119,428
Hotels, Restaurants & Leisure - 0.7%
H World Group Ltd ADR	382,972	12,308,720
Haidilao International Holding Ltd (d)(e)	3,211,000	5,975,372
Meituan B Shares (c)(d)(e)	9,378,800	178,502,548
Tongcheng Travel Holdings Ltd (e)	2,454,400	6,161,278
TravelSky Technology Ltd H Shares	1,789,000	2,197,247
Trip.com Group Ltd (c)	1,172,343	82,338,504
Yum China Holdings Inc	724,782	33,521,168
		321,004,837
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	19,600	621,970
Ecovacs Robotics Co Ltd A Shares (China)	63,600	375,992
Gree Electric Appliances Inc of Zhuhai A Shares (China)	315,900	1,963,000
Haier Smart Home Co Ltd A Shares (China)	641,100	2,461,960
Haier Smart Home Co Ltd H Shares	4,634,000	15,327,229
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	106,700	475,144
Hisense Home Appliances Group Co Ltd A Shares (China)	379,800	1,670,278
Hisense Home Appliances Group Co Ltd H Shares (b)	262,000	907,866
Midea Group Co Ltd A Shares (China)	372,400	3,806,630
Midea Group Co Ltd H Shares (b)	607,700	5,841,545
Oppein Home Group Inc A Shares (China)	58,900	533,128
Zhejiang Supor Co Ltd A Shares (China)	46,000	337,658
		34,322,400
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	226,000	1,904,573
Chow Tai Fook Jewellery Group Ltd	3,907,400	3,515,301
HLA Group Corp Ltd A Shares (China)	455,100	552,874
Pop Mart International Group Ltd (d)(e)	1,020,000	12,305,087
Zhongsheng Group Holdings Ltd	1,535,500	2,419,941
		20,697,776
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,423,000	25,670,075
Bosideng International Holdings Ltd	7,190,000	3,460,324
Li Ning Co Ltd	4,467,000	9,184,068
Shenzhou International Group Holdings Ltd	1,563,900	11,771,549
		50,086,016
TOTAL CONSUMER DISCRETIONARY		1,380,249,065

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	74,200	1,708,921
Anhui Gujing Distillery Co Ltd B Shares	163,900	2,380,709
Anhui Yingjia Distillery Co Ltd A Shares (China)	74,200	574,305
Beijing Yanjing Brewery Co Ltd A Shares (China)	257,300	403,240
China Resources Beer Holdings Co Ltd	3,071,989	9,313,500
Chongqing Brewery Co Ltd A Shares (China)	58,200	446,214
Eastroc Beverage Group Co Ltd A Shares (China)	57,940	1,944,974
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	128,700	775,142
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	191,000	2,073,089
Kweichow Moutai Co Ltd A Shares (China)	143,900	28,642,009
Luzhou Laojiao Co Ltd A Shares (China)	178,400	2,861,910
Nongfu Spring Co Ltd H Shares (b)(d)(e)	3,783,600	17,747,992
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	136,260	3,254,012
Tsingtao Brewery Co Ltd A Shares (China)	160,900	1,549,739
Tsingtao Brewery Co Ltd H Shares	1,098,000	6,735,764
Wuliangye Yibin Co Ltd A Shares (China)	429,400	7,586,517
		87,998,037
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	10,396,000	4,816,484
JD Health International Inc (c)(d)(e)	2,133,950	8,777,461
Yifeng Pharmacy Chain Co Ltd A Shares (China)	127,428	402,276
		13,996,221
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	74,000	354,196
Anjoy Foods Group Co Ltd A Shares (China)	26,600	277,857
China Feihe Ltd (d)(e)	6,793,000	4,646,709
China Huishan Dairy Holdings Co Ltd (c)(f)	958,000	1
China Mengniu Dairy Co Ltd	5,935,000	11,790,937
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	530,703	3,016,848
Guangdong Haid Group Co Ltd A Shares (China)	211,400	1,453,051
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	160,240	488,576
Heilongjiang Agriculture Co Ltd A Shares (China)	147,900	291,020
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,371,657
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	795,300	3,069,766
Muyuan Foods Co Ltd A Shares (China)	673,470	3,471,096
New Hope Liuhe Co Ltd A Shares (China) (c)	431,900	519,251
Tingyi Cayman Islands Holding Corp	3,678,000	5,598,260
Want Want China Holdings Ltd	8,715,000	5,301,544
Wens Foodstuff Group Co Ltd A Shares (China)	911,820	2,035,413
Wilmar International Ltd	3,658,180	8,362,829
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	166,300	705,635
		52,754,646
Personal Care Products - 0.0%
Bloomage Biotechnology Corp Ltd A Shares (China)	45,651	305,817
Giant Biogene Holding Co ltd (d)(e)	578,000	4,294,999
Hengan International Group Co Ltd	1,264,500	3,456,647
		8,057,463
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	3,548,000	5,719,128
TOTAL CONSUMER STAPLES		168,525,495

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,474,000	3,125,392
CNOOC Energy Technology & Services Ltd A Shares (China)	694,000	402,236
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	103,500	593,784
		4,121,412
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares (b)	3,788,000	4,346,144
China Merchants Energy Shipping Co Ltd A Shares (China)	824,100	789,083
China Petroleum & Chemical Corp A Shares (China)	3,523,200	2,961,730
China Petroleum & Chemical Corp H Shares	46,497,800	25,540,700
China Shenhua Energy Co Ltd A Shares (China)	494,700	2,730,955
China Shenhua Energy Co Ltd H Shares	6,774,500	27,256,584
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	1,461,366	2,495,056
COSCO SHIPPING Energy Transportation Co Ltd H Shares	360,000	328,957
Guanghui Energy Co Ltd A Shares (China)	667,700	561,842
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	628,169
Inner Mongolia Yitai Coal Co Ltd B Shares	2,020,330	4,196,210
PetroChina Co Ltd A Shares (China)	1,622,100	1,855,216
PetroChina Co Ltd H Shares	41,306,000	31,753,865
Pingdingshan Tianan Coal Mining Co Ltd A Shares (China)	251,200	313,144
Shaanxi Coal Industry Co Ltd A Shares (China)	1,060,400	3,182,840
Shan Xi Hua Yang Group New Energy Co Ltd A Shares (China)	307,650	287,838
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	587,692
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	560,992
Yankuang Energy Group Co Ltd A Shares (China)	150,600	279,861
Yankuang Energy Group Co Ltd H Shares	6,840,100	7,224,685
		117,881,563
TOTAL ENERGY		122,002,975

Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	8,361,100	5,957,516
Agricultural Bank of China Ltd H Shares	54,181,000	29,760,993
Bank of Beijing Co Ltd A Shares (China)	2,303,700	1,905,787
Bank of Changsha Co Ltd A Shares (China)	484,900	618,483
Bank of Chengdu Co Ltd A Shares (China)	508,300	1,207,736
Bank of China Ltd A Shares (China)	8,486,100	6,384,631
Bank of China Ltd H Shares	127,831,024	65,950,630
Bank of Communications Co Ltd A Shares (China)	3,941,700	3,948,065
Bank of Communications Co Ltd H Shares	17,475,200	14,106,830
Bank of Hangzhou Co Ltd A Shares (China)	833,431	1,700,705
Bank of Jiangsu Co Ltd A Shares (China)	2,266,860	3,110,136
Bank of Nanjing Co Ltd A Shares (China)	1,175,600	1,734,576
Bank of Ningbo Co Ltd A Shares (China)	844,310	3,081,343
Bank of Shanghai Co Ltd A Shares (China)	1,737,900	2,231,964
Bank of Suzhou Co Ltd A Shares (China)	496,700	544,367
BOC Hong Kong Holdings Ltd	7,011,451	22,720,920
China CITIC Bank Corp Ltd A Shares (China)	341,500	313,623
China CITIC Bank Corp Ltd H Shares	16,431,293	11,724,739
China Construction Bank Corp A Shares (China)	7,839,800	9,242,253
China Construction Bank Corp H Shares	172,735,649	140,557,639
China Everbright Bank Co Ltd A Shares (China)	5,662,900	3,030,524
China Everbright Bank Co Ltd H Shares	5,813,000	2,267,935
China Merchants Bank Co Ltd A Shares (China)	1,694,200	9,535,893
China Merchants Bank Co Ltd H Shares	8,111,691	44,400,419
China Minsheng Banking Corp Ltd A Shares (China)	2,506,500	1,438,404
China Minsheng Banking Corp Ltd H Shares	15,084,332	7,182,186
China Zheshang Bank Co Ltd A Shares (China)	2,006,420	803,901
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	300,900	251,111
Chongqing Rural Commercial Bank Co Ltd H Shares	900,000	549,802
CNPC Capital Co Ltd A Shares (China)	885,200	802,332
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,495,016
Industrial & Commercial Bank of China Ltd A Shares (China)	14,024,800	13,208,169
Industrial & Commercial Bank of China Ltd H Shares	121,632,008	82,577,205
Industrial Bank Co Ltd A Shares (China)	2,347,500	6,596,002
Ping An Bank Co Ltd A Shares (China)	2,388,900	3,790,542
Postal Savings Bank of China Co Ltd A Shares (China)	2,728,800	2,041,367
Postal Savings Bank of China Co Ltd H Shares (d)(e)	15,638,000	9,312,276
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,510,400	5,172,073
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,089,200	1,256,767
		522,514,860
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	243,200	350,991
Caitong Securities Co Ltd A Shares (China)	451,460	476,797
Capital Securities Co Ltd A Shares (China)	193,500	528,772
Changjiang Securities Co Ltd A Shares (China)	566,100	499,210
China Galaxy Securities Co Ltd A Shares (China)	458,400	885,467
China Galaxy Securities Co Ltd H Shares	7,433,000	6,725,273
China Great Wall Securities Co Ltd A Shares (China)	397,000	425,509
China International Capital Corp Ltd A Shares (China)	195,900	843,539
China International Capital Corp Ltd H Shares (d)(e)	3,291,600	5,432,562
China Merchants Securities Co Ltd A Shares (China)	817,700	2,036,585
CITIC Securities Co Ltd A Shares (China)	459,005	1,709,794
CITIC Securities Co Ltd H Shares	4,281,275	11,593,437
CSC Financial Co Ltd A Shares (China)	459,000	1,510,086
Dongxing Securities Co Ltd A Shares (China)	327,900	481,504
East Money Information Co Ltd A Shares (China)	1,729,520	5,498,131
Everbright Securities Co Ltd A Shares (China)	393,500	922,599
Founder Securities Co Ltd A Shares (China)	857,200	926,567
GF Securities Co Ltd A Shares (China)	296,100	634,257
GF Securities Co Ltd H Shares	653,000	879,952
Guolian Securities Co Ltd A Shares (China)	343,100	521,080
Guosen Securities Co Ltd A Shares (China)	649,100	926,894
Guotai Junan Securities Co Ltd A Shares (China)	848,200	2,082,204
Guoyuan Securities Co Ltd A Shares (China)	410,900	451,018
Haitong Securities Co Ltd A Shares (China)	502,500	735,607
Haitong Securities Co Ltd H Shares (b)	6,182,000	5,387,105
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	58,500	2,278,619
Huatai Securities Co Ltd A Shares (China)	413,900	974,124
Huatai Securities Co Ltd H Shares (d)(e)	2,973,600	5,083,273
Industrial Securities Co Ltd A Shares (China)	1,517,770	1,254,927
Nanjing Securities Co Ltd A Shares (China)	474,500	552,641
Orient Securities Co Ltd/China A Shares (China)	900,472	1,212,725
SDIC Capital Co Ltd A Shares (China)	648,300	636,881
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,990,015	2,074,087
Sinolink Securities Co Ltd A Shares (China)	377,000	429,752
SooChow Securities Co Ltd A Shares (China)	890,425	926,980
Southwest Securities Co Ltd A Shares (China)	582,900	352,150
Tianfeng Securities Co Ltd A Shares (China) (c)	940,500	533,774
Western Securities Co Ltd A Shares (China)	499,740	528,496
Zheshang Securities Co Ltd A Shares (China)	398,900	623,407
Zhongtai Securities Co Ltd A Shares (China)	1,169,100	1,005,257
		70,932,033
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	222,247	8,867,655
Financial Services - 0.0%
Far East Horizon Ltd	3,379,000	2,484,846
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	359,300	2,020,828
China Life Insurance Co Ltd H Shares	14,019,000	25,872,152
China Pacific Insurance Group Co Ltd A Shares (China)	578,700	2,593,070
China Pacific Insurance Group Co Ltd H Shares	5,260,200	15,628,233
China Taiping Insurance Holdings Co Ltd	2,752,265	4,090,303
New China Life Insurance Co Ltd A Shares (China)	120,100	794,431
New China Life Insurance Co Ltd H Shares	2,029,400	6,328,934
People's Insurance Co Group of China Ltd/The A Shares (China)	3,664,800	3,631,814
People's Insurance Co Group of China Ltd/The H Shares	11,153,000	5,696,806
PICC Property & Casualty Co Ltd H Shares	13,112,001	21,270,254
Ping An Insurance Group Co of China Ltd A Shares (China)	1,738,577	12,263,274
Ping An Insurance Group Co of China Ltd H Shares	12,088,000	68,063,713
		168,253,812
TOTAL FINANCIALS		773,053,206

Health Care - 0.3%
Biotechnology - 0.2%
Akeso Inc (c)(d)(e)	1,153,000	9,004,229
Beigene Ltd H Shares (c)	1,325,018	23,008,051
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	185,280	534,253
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	108,599	1,021,344
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	261,900	874,940
Hualan Biological Engineering Inc A Shares (China)	169,250	370,127
Imeik Technology Development Co Ltd A Shares (China)	31,520	744,047
Innovent Biologics Inc (c)(d)(e)	2,304,000	9,772,610
Shanghai RAAS Blood Products Co Ltd A Shares (China)	658,400	634,456
		45,964,057
Health Care Equipment & Supplies - 0.0%
Autobio Diagnostics Co Ltd A Shares (China)	54,700	303,305
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	144,500	715,639
Shandong Weigao Group Medical Polymer Co Ltd H Shares	4,568,000	2,849,174
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,518,765
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	143,300	4,617,010
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	696,910
		10,700,803
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,047,501	1,789,897
China National Medicines Corp Ltd A Shares (China)	70,900	316,132
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	128,200	476,556
Huadong Medicine Co Ltd A Shares (China)	251,360	1,210,595
Jointown Pharmaceutical Group Co Ltd A Shares (China)	830,554	572,461
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	800,800	2,229,470
Shanghai Pharmaceuticals Holding Co Ltd H Shares	376,300	596,910
Sinopharm Group Co Ltd H Shares	2,512,000	6,625,035
		13,817,056
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)(c)	2,146,000	2,941,424
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	36,107	244,875
Pharmaron Beijing Co Ltd A Shares (China)	40,325	138,962
Pharmaron Beijing Co Ltd H Shares (b)(d)(e)	273,000	494,013
Wuxi Apptec Co Ltd A Shares (China)	178,796	1,370,105
Wuxi Apptec Co Ltd H Shares (d)(e)	676,774	4,794,456
Wuxi Biologics Cayman Inc (c)(d)(e)	6,630,000	15,673,277
		25,657,112
Pharmaceuticals - 0.1%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	44,700	461,174
Beijing Tong Ren Tang Co Ltd A Shares (China)	204,500	1,044,868
Changchun High-Tech Industry Group Co Ltd A Shares (China)	42,600	548,634
China Resources Pharmaceutical Group Ltd (d)(e)	3,721,000	2,497,572
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	134,030	819,520
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	138,240	549,751
CSPC Pharmaceutical Group Ltd	15,602,800	8,930,876
Dong-E-E-Jiao Co Ltd A Shares (China)	75,800	636,641
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,268,000	5,204,358
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	114,400	436,365
Humanwell Healthcare Group Co Ltd A Shares (China)	170,600	512,403
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	768,366	4,747,221
Jiangsu Nhwa Pharmaceutical Co Ltd A Shares (China)	115,700	367,394
Kangmei Pharmaceutical Co Ltd rights (c)(f)	9,551	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	616,000	1,034,058
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	100,900	415,762
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	168,960	317,899
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	165,000	641,831
Yunnan Baiyao Group Co Ltd A Shares (China)	183,520	1,469,753
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,855,277
Zhejiang Huahai Pharmaceutical Co Ltd A Shares (China)	133,880	287,021
		32,778,378
TOTAL HEALTH CARE		128,917,406

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	120,600	327,505
AECC Aviation Power Co Ltd A Shares (China)	357,052	1,845,965
AviChina Industry & Technology Co Ltd H Shares	4,428,000	2,057,183
AVICOPTER PLC A Shares (China)	76,700	382,837
Kuang-Chi Technologies Co Ltd A Shares (China)	242,100	1,363,608
		5,977,098
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	3,793,600	6,494,773
SF Holding Co Ltd A Shares (China)	587,500	3,196,853
YTO Express Group Co Ltd A Shares (China)	393,100	745,420
ZTO Express Cayman Inc A Shares	797,381	15,266,424
		25,703,470
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	207,800	899,411
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	81,600	319,614
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	208,520	583,381
		902,995
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	4,322,000	2,451,679
China Energy Engineering Corp Ltd A Shares (China)	5,197,400	1,616,754
China National Chemical Engineering Co Ltd A Shares (China)	620,300	638,887
China Railway Group Ltd A Shares (China)	2,792,600	2,286,720
China Railway Group Ltd H Shares	7,734,000	3,732,061
China State Construction Engineering Corp Ltd A Shares (China)	5,049,240	3,939,384
China State Construction International Holdings Ltd	3,747,750	5,492,795
Metallurgical Corp of China Ltd A Shares (China)	1,777,700	763,028
Power Construction Corp of China Ltd A Shares (China)	2,112,039	1,484,356
Sichuan Road and Bridge Group Co Ltd A Shares (China)	700,800	695,453
Sinoma International Engineering Co A Shares (China)	244,200	322,924
		23,424,041
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	537,704
CNGR Advanced Material Co Ltd A Shares (China)	100,020	467,640
Contemporary Amperex Technology Co Ltd A Shares (China)	504,260	18,011,819
Dongfang Electric Corp Ltd A Shares (China)	288,724	596,135
Eve Energy Co Ltd A Shares (China)	221,729	1,306,855
GEM Co Ltd A Shares (China)	584,000	512,764
Ginlong Technologies Co Ltd A Shares (China)	43,050	302,558
Goldwind Science & Technology Co Ltd A Shares (China)	98,100	130,301
Goldwind Science & Technology Co Ltd H Shares	508,964	356,645
Goneo Group Co Ltd A Shares (China)	59,065	581,740
Gotion High-Tech Co Ltd A Shares (China)	204,900	586,097
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	435,200	821,552
NARI Technology Co Ltd A Shares (China)	914,540	2,919,147
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	72,400	528,681
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	174,700	734,336
Shanghai Electric Group Co Ltd A Shares (China) (c)	1,402,100	1,406,142
Sieyuan Electric Co Ltd A Shares (China)	107,200	1,196,221
Sungrow Power Supply Co Ltd A Shares (China)	219,800	2,189,185
Sunwoda Electronic Co Ltd A Shares (China)	200,200	592,573
TBEA Co Ltd A Shares (China)	516,150	852,544
Zhejiang Chint Electrics Co Ltd A Shares (China)	219,800	672,512
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	177,700	719,383
		36,022,534
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	5,477,400	4,324,619
Daqin Railway Co Ltd A Shares (China)	2,348,300	2,159,451
		6,484,070
Industrial Conglomerates - 0.0%
CITIC Ltd	11,062,000	12,436,392
Fosun International Ltd	4,332,000	2,362,838
		14,799,230
Machinery - 0.2%
Airtac International Group	259,456	6,719,009
China CSSC Holdings Ltd A Shares (China)	485,600	2,253,317
CRRC Corp Ltd A Shares (China)	5,254,900	5,412,392
CRRC Corp Ltd H Shares	3,304,000	2,098,948
FAW Jiefang Group Co Ltd A Shares (China)	551,100	598,823
Haitian International Holdings Ltd	1,184,000	3,137,823
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	137,332	1,178,704
Ningbo Deye Technology Co Ltd A Shares (China)	69,536	815,098
Sany Heavy Industry Co Ltd A Shares (China)	958,000	2,133,142
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	71,000	507,833
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,191,115
Sinotruk Hong Kong Ltd	1,289,000	3,746,949
Tian Di Science & Technology Co Ltd A Shares (China)	419,700	348,143
Weichai Power Co Ltd A Shares (China)	444,900	887,133
Weichai Power Co Ltd H Shares	4,243,800	7,352,674
XCMG Construction Machinery Co Ltd A Shares (China)	1,205,500	1,273,396
Yangzijiang Shipbuildling (Holdings) Ltd	4,835,000	10,827,881
Yutong Bus Co Ltd A Shares (China)	227,500	895,728
Zhejiang Dingli Machinery Co Ltd A Shares (China)	44,240	413,122
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	198,700	841,006
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	67,127	428,285
Zhuzhou CRRC Times Electric Co Ltd H Shares	1,013,200	3,907,476
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	976,200	987,572
		57,955,569
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	706,470	1,395,775
COSCO SHIPPING Holdings Co Ltd H Shares	6,428,100	9,652,173
SITC International Holdings Co Ltd	2,565,000	6,122,897
		17,170,845
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	1,310,400	1,353,694
China Eastern Airlines Corp Ltd A Shares (China) (c)	1,721,400	923,105
China Southern Airlines Co Ltd A Shares (China) (c)	950,300	811,412
China Southern Airlines Co Ltd H Shares (c)	1,158,000	551,365
Hainan Airlines Holding Co Ltd A Shares (China) (c)	4,664,200	1,050,625
Juneyao Airlines Co Ltd A Shares (China)	270,000	494,341
Spring Airlines Co Ltd A Shares (China)	109,700	816,962
		6,001,504
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	380,800	2,856,525
Shanxi Coal International Energy Group Co Ltd A Shares (China)	283,700	432,954
Xiamen C & D Inc A Shares (China)	250,800	332,588
		3,622,067
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	1,031,038
China Merchants Port Holdings Co Ltd	2,441,836	4,111,563
Jiangsu Expressway Co Ltd H Shares	2,340,000	2,585,685
Liaoning Port Co Ltd A Shares (China)	1,825,800	400,916
Shanghai International Airport Co Ltd A Shares (China)	109,172	501,317
Zhejiang Expressway Co Ltd H Shares	2,808,920	2,018,757
		10,649,276
TOTAL INDUSTRIALS		209,612,110

Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	1,507,000	8,181,073
Guangzhou Haige Communications Group Inc Co A Shares (China)	255,800	365,308
Hengtong Optic-electric Co Ltd A Shares (China)	243,200	526,646
Suzhou TFC Optical Communication Co Ltd A Shares (China)	60,100	836,604
Yealink Network Technology Corp Ltd A Shares (China)	130,950	744,316
Zhongji Innolight Co Ltd A Shares (China)	121,780	1,932,088
ZTE Corp A Shares (China)	265,800	1,469,664
ZTE Corp H Shares	1,787,736	6,217,693
		20,273,392
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,472,000	7,556,565
Accelink Technologies Co Ltd A Shares (China)	85,700	573,234
Avary Holding Shenzhen Co Ltd A Shares (China)	247,700	1,390,262
BOE Technology Group Co Ltd A Shares (China)	4,785,700	2,950,503
Chaozhou Three-Circle Group Co Ltd A Shares (China)	197,200	1,032,370
China Railway Signal & Communication Corp Ltd A Shares (China)	841,482	677,838
Eoptolink Technology Inc Ltd A Shares (China)	76,700	1,333,004
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	1,063,280	327,879
Foxconn Industrial Internet Co Ltd A Shares (China)	1,465,594	4,358,137
GoerTek Inc A Shares (China)	368,100	1,412,541
Huagong Tech Co Ltd A Shares (China)	106,000	576,769
Lens Technology Co Ltd A Shares (China)	534,800	1,928,901
Lingyi iTech Guangdong Co A Shares (China)	760,000	895,442
Luxshare Precision Industry Co Ltd A Shares (China)	808,182	4,512,017
Maxscend Microelectronics Co Ltd A Shares (China)	57,816	627,939
Ofilm Group Co Ltd A Shares (China) (c)	360,700	587,598
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	19,303	532,961
Shengyi Technology Co Ltd A Shares (China)	253,400	1,048,367
Shennan Circuits Co Ltd A Shares (China)	60,040	1,087,874
Sunny Optical Technology Group Co Ltd	1,357,100	12,078,554
SUPCON Technology Co Ltd A Shares (China)	89,360	622,413
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	184,800	857,521
TCL Technology Group Corp A Shares (China)	1,944,320	1,349,477
Unisplendour Corp Ltd A Shares (China)	294,780	1,032,900
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	232,100	501,554
Victory Giant Technology Huizhou Co Ltd A Shares (China) (c)	103,600	771,174
Wingtech Technology Co Ltd A Shares (China)	134,600	626,555
Wuhan Guide Infrared Co Ltd A Shares (China)	405,243	366,052
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	197,040	1,140,100
Zhejiang Dahua Technology Co Ltd A Shares (China)	457,600	960,752
		53,717,253
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	765,457
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	143,300	1,187,759
		1,953,216
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	27,615	374,991
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	67,508	1,686,478
Amlogic Shanghai Co Ltd A Shares (China) (c)	38,668	450,633
Cambricon Technologies Corp Ltd A Shares (China) (c)	45,469	3,629,481
China Resources Microelectronics Ltd A Shares (China)	141,853	894,851
Flat Glass Group Co Ltd H Shares (b)	465,000	685,096
GalaxyCore Inc A Shares (China)	255,490	489,870
GCL Technology Holdings Ltd (b)(c)	43,140,000	6,809,918
Gigadevice Semiconductor Inc A Shares (China) (c)	84,684	1,494,837
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	564,025
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (c)	191,800	666,630
Hua Hong Semiconductor Ltd (b)(d)(e)	1,205,000	3,533,702
Hwatsing Technology Co Ltd A Shares (China)	24,225	533,428
Hygon Information Technology Co Ltd A Shares (China)	255,533	4,552,620
Ingenic Semiconductor Co Ltd A Shares (China)	56,000	500,851
JA Solar Technology Co Ltd A Shares (China)	357,436	614,513
JCET Group Co Ltd A Shares (China)	192,200	1,034,194
Jinko Solar Co Ltd A Shares (China)	1,140,268	959,902
LONGi Green Energy Technology Co Ltd A Shares (China)	815,766	1,676,318
Loongson Technology Corp Ltd (China) (c)	36,234	588,112
Montage Technology Co Ltd A Shares (China)	118,354	1,116,734
National Silicon Industry Group Co Ltd A Shares (China)	309,729	765,031
NAURA Technology Group Co Ltd A Shares (China)	56,600	2,958,144
Piotech Inc A Shares (China)	30,164	596,517
Rockchip Electronics Co Ltd A Shares (China)	40,000	915,747
Sanan Optoelectronics CO Ltd A Shares (China)	530,600	841,770
SG Micro Corp A Shares (China)	50,457	589,763
Shenzhen Goodix Technology Co Ltd A Shares (China)	46,300	506,240
Silergy Corp	617,000	7,120,065
Suzhou Maxwell Technologies Co Ltd A Shares (China)	30,268	387,357
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	434,400	499,401
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	537,352
TongFu Microelectronics Co Ltd A Shares (China)	164,600	645,237
Tongwei Co Ltd A Shares (China)	505,500	1,424,648
Trina Solar Co Ltd A Shares (China)	234,290	556,051
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	90,859	744,048
Will Semiconductor Co Ltd Shanghai A Shares (China)	132,515	1,938,242
Xinjiang Daqo New Energy Co Ltd A Shares (China)	192,148	568,201
Xinyi Solar Holdings Ltd	9,443,450	3,866,144
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	597,490
		58,914,632
Software - 0.0%
360 Security Technology Inc A Shares (China)	824,900	1,260,350
Beijing Kingsoft Office Software Inc A Shares (China)	48,612	2,127,637
China National Software & Service Co Ltd A Shares (China) (c)	92,190	553,107
Empyrean Technology Co Ltd A Shares (China)	51,100	751,559
Hundsun Technologies Inc A Shares (China)	204,168	735,461
Iflytek Co Ltd A Shares (China)	252,900	1,775,927
Kingdee International Software Group Co Ltd (c)	5,812,000	7,667,881
Shanghai Baosight Software Co Ltd A Shares (China)	37,900	151,874
Shanghai Baosight Software Co Ltd B Shares	1,848,011	2,959,305
Yonyou Network Technology CO Ltd A Shares (China) (c)	365,120	553,446
		18,536,547
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	56,810	854,834
China Greatwall Technology Group Co Ltd A Shares (China) (c)	351,800	633,346
GRG Banking Equipment Co Ltd A Shares (China)	216,000	332,734
Huaqin Technology Co Ltd A Shares (China)	88,000	907,537
IEIT Systems Co Ltd A Shares (China)	158,934	1,142,663
Lenovo Group Ltd	15,142,000	18,053,258
Ninestar Corp A Shares (China) (c)	151,200	532,723
Shenzhen Transsion Holdings Co Ltd A Shares (China)	119,963	1,666,940
Xiaomi Corp B Shares (c)(d)(e)	29,048,600	145,593,318
		169,717,353
TOTAL INFORMATION TECHNOLOGY		323,112,393

Materials - 0.2%
Chemicals - 0.0%
Cathay Biotech Inc A Shares (China)	62,032	378,960
Ganfeng Lithium Group Co Ltd A Shares (China)	155,660	712,765
Ganfeng Lithium Group Co Ltd H Shares (d)(e)	59,920	148,571
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	207,940	527,015
Hengli Petrochemical Co Ltd A Shares (China)	714,760	1,480,282
Hoshine Silicon Industry Co Ltd A Shares (China)	81,500	585,158
Huafon Chemical Co Ltd A Shares (China)	442,200	494,693
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	658,411
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	698,000	826,416
Jiangsu Yoke Technology Co Ltd A Shares (China)	43,700	361,809
LB Group Co Ltd A Shares (China)	214,100	537,541
Meihua Holdings Group Co Ltd A Shares (China)	238,200	330,758
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	948,700	2,297,760
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	558,100	1,276,818
Rongsheng Petrochemical Co Ltd A Shares (China)	1,034,950	1,263,890
Satellite Chemical Co Ltd A Shares (China)	343,601	952,025
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	219,800	637,874
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	231,351	471,311
Shenzhen Capchem Technology Co Ltd A Shares (China)	96,120	443,820
Tianqi Lithium Corp A Shares (China)	153,000	647,594
Tongkun Group Co Ltd A Shares (China)	229,300	378,451
Wanhua Chemical Group Co Ltd A Shares (China)	385,400	3,655,308
Weihai Guangwei Composites Co Ltd A Shares (China)	77,560	326,511
Yunnan Energy New Material Co Ltd A Shares (China)	138,300	553,473
Yunnan Yuntianhua Co Ltd A Shares (China)	160,100	510,442
Zangge Mining Co Ltd A Shares (China)	143,700	612,366
Zhejiang Juhua Co Ltd A Shares (China)	337,600	1,202,096
Zhejiang Longsheng Group Co Ltd A Shares (China)	626,500	837,564
Zhejiang NHU Co Ltd A Shares (China)	315,508	981,644
		24,091,326
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	1,095,975
Anhui Conch Cement Co Ltd H Shares	2,447,000	6,579,224
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	105,900	179,957
China Jushi Co Ltd A Shares (China)	629,240	984,192
China National Building Material Co Ltd H Shares (b)	8,446,000	4,021,440
		12,860,788
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	1,126,300	1,216,567
Aluminum Corp of China Ltd H Shares	8,270,000	5,264,339
Baoshan Iron & Steel Co Ltd A Shares (China)	2,788,400	2,698,272
Chifeng Jilong Gold Mining Co A Shares (China)	156,200	391,284
China Hongqiao Group Ltd	5,438,500	9,059,630
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	373,900	1,086,491
China Rare Earth Resources And Technology Co Ltd A Shares (China)	113,600	433,323
Citic Pacific Special Steel Group Co Ltd A Shares (China) (c)	340,500	548,323
CMOC Group Ltd A Shares (China)	770,800	775,266
CMOC Group Ltd H Shares	9,009,000	6,613,468
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	593,970
Huaibei Mining Holdings Co Ltd A Shares (China)	274,900	536,447
Hunan Valin Steel Co Ltd A Shares (China)	1,050,300	658,502
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (c)	4,647,200	1,142,679
JCHX Mining Management Co Ltd A Shares (China)	64,000	353,386
Jiangxi Copper Co Ltd A Shares (China)	16,300	47,828
Jiangxi Copper Co Ltd H Shares	2,685,000	4,231,548
Jinduicheng Molybdenum Co Ltd A Shares (China)	290,200	421,994
MMG Ltd (c)	8,108,000	2,653,448
Nanjing Iron & Steel Co Ltd A Shares (China)	630,100	404,050
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (c)	865,600	328,371
Shandong Gold Mining Co Ltd A Shares (China)	657,723	2,233,292
Shandong Gold Mining Co Ltd H Shares (d)(e)	1,014,750	1,737,287
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,802,600	1,014,293
Shanjin International Gold Co Ltd A Shares (China)	326,980	763,057
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	614,257
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,451,800	660,320
Western Mining Co Ltd A Shares (China)	268,800	649,681
Western Superconducting Technologies Co Ltd A Shares (China)	78,064	462,449
Xiamen Tungsten Co Ltd A Shares (China)	130,200	350,426
Yunnan Aluminium Co Ltd A Shares (China)	482,700	1,105,998
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	463,900	356,204
Yunnan Tin Co Ltd A Shares (China)	157,100	315,406
Zhaojin Mining Industry Co Ltd H Shares	2,894,000	4,508,934
Zhongjin Gold Corp Ltd A Shares (China)	570,700	1,047,640
Zijin Mining Group Co Ltd A Shares (China)	1,311,800	2,971,733
Zijin Mining Group Co Ltd H Shares	11,999,000	22,421,417
		80,671,580
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	543,756
TOTAL MATERIALS		118,167,450

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	1,259,960	2,066,542
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	1,304,045
China Overseas Land & Investment Ltd	7,244,500	11,491,680
China Resources Land Ltd	6,105,465	18,452,970
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,261,600	4,760,205
China Vanke Co Ltd A Shares (China) (c)	827,400	834,853
China Vanke Co Ltd H Shares (b)(c)	4,447,200	3,298,915
Hainan Airport Infrastructure Co Ltd A Shares (China) (c)	1,031,900	521,679
KE Holdings Inc ADR	1,214,951	21,176,596
Longfor Group Holdings Ltd (d)(e)	3,940,414	4,966,037
Poly Developments and Holdings Group Co Ltd A Shares (China)	1,279,800	1,476,851
Shanghai Lingang Holdings Corp Ltd A Shares (China)	224,360	302,348
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	559,417
Wharf Holdings Ltd/The	1,964,000	4,789,076
Youngor Fashion Co Ltd A Shares (China)	900,377	1,015,962
		77,017,176
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	1,011,500	3,466,042
China Gas Holdings Ltd	5,120,000	4,231,676
China Resources Gas Group Ltd	1,754,400	5,955,400
ENN Energy Holdings Ltd	1,520,300	10,253,182
ENN Natural Gas Co Ltd A Shares (China)	338,800	956,707
Kunlun Energy Co Ltd	7,412,000	7,086,770
		31,949,777
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	1,976,900	1,007,347
CGN Power Co Ltd H Shares (d)(e)	20,017,000	6,448,064
China Longyuan Power Group Corp Ltd H Shares	5,832,000	4,281,246
China National Nuclear Power Co Ltd A Shares (China)	2,282,100	3,075,775
China Power International Development Ltd	8,903,699	3,313,791
China Resources Power Holdings Co Ltd	3,583,780	7,947,704
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,745,748
China Yangtze Power Co Ltd A Shares (China)	2,708,300	10,799,009
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	477,692
GD Power Development Co Ltd A Shares (China)	1,798,400	1,043,335
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	1,902,000	1
Huadian Power International Corp Ltd A Shares (China)	878,800	627,538
Huaneng Lancang River Hydropower Inc A Shares (China) (c)	674,400	841,863
Huaneng Power International Inc A Shares (China)	1,348,500	1,199,683
Huaneng Power International Inc H Shares	7,896,000	4,134,509
SDIC Power Holdings Co Ltd A Shares (China)	930,700	1,848,900
Shanghai Electric Power Co Ltd A Shares (China)	242,800	292,497
Shenergy Co Ltd A Shares (China)	496,700	596,973
Shenzhen Energy Group Co Ltd A Shares (China)	462,398	391,948
Sichuan Chuantou Energy Co Ltd A Shares (China)	600,100	1,316,209
Wintime Energy Group Co Ltd A Shares (China)	2,404,200	518,824
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	841,987
		52,750,643
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	7,884,000	2,185,530
Guangdong Investment Ltd	5,438,000	4,103,677
		6,289,207
TOTAL UTILITIES		90,989,627

TOTAL CHINA		4,260,213,747
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	472,224	4,840,156
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	788,516	3,465,345
TOTAL COLOMBIA		8,305,501
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)(c)	1,407,679	15,119,461
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	136,597	5,012,703
Moneta Money Bank AS (d)(e)	475,768	2,688,453
		7,701,156
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS (b)	302,210	13,243,524
TOTAL CZECH REPUBLIC		20,944,680
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	155,188	29,782,858
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	180,907	18,948,398
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,303,261	38,971,187
Insurance - 0.0%
Tryg A/S	638,761	12,955,838
TOTAL FINANCIALS		51,927,025

Health Care - 1.1%
Biotechnology - 0.1%
Genmab A/S (c)	119,720	23,531,809
Zealand Pharma A/S (c)	121,579	12,431,200
		35,963,009
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	238,803	27,502,364
Demant A/S (c)	167,678	6,759,987
		34,262,351
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	6,097,969	514,819,026
TOTAL HEALTH CARE		585,044,386

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	386,816	77,059,265
Building Products - 0.0%
ROCKWOOL A/S Series B	17,919	6,372,152
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (c)	1,914,143	26,328,346
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	5,470	7,923,679
AP Moller - Maersk A/S Series B	8,676	12,813,398
		20,737,077
TOTAL INDUSTRIALS		130,496,840

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	667,100	38,319,786
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	318,745	12,290,981
TOTAL DENMARK		866,810,274
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	2,405,991	1,395,312
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,360,552	6,615,052
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,474,522	1,604,860
TOTAL EGYPT		9,615,224
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	270,093	11,639,279
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	512,783	9,841,280
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	792,499	10,041,984
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	5,967,677	70,979,890
Insurance - 0.1%
Sampo Oyj A Shares	935,342	38,599,480
TOTAL FINANCIALS		109,579,370

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	205,240	11,144,022
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	643,821	33,394,996
Metso Oyj	1,186,153	11,812,945
Wartsila OYJ Abp	954,131	18,069,082
		63,277,023
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	10,104,898	47,649,126
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,104,179	12,229,074
UPM-Kymmene Oyj	1,013,697	29,893,810
		42,122,884
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	850,382	12,350,608
TOTAL FINLAND		317,645,576
FRANCE - 5.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,531,094	37,975,183
Entertainment - 0.0%
Bollore SE	1,337,271	7,921,397
Media - 0.1%
Publicis Groupe SA	433,435	46,291,001
TOTAL COMMUNICATION SERVICES		92,187,581

Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,265,142	43,997,869
Automobiles - 0.0%
Renault SA	364,005	18,748,773
Hotels, Restaurants & Leisure - 0.1%
Accor SA	369,619	19,080,112
La Francaise des Jeux SACA (d)(e)	193,865	7,376,918
Sodexo SA	159,602	11,788,663
Sodexo SA	8,142	601,392
		38,847,085
Household Durables - 0.0%
SEB SA	47,344	4,511,182
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	59,954	169,422,666
Kering SA	141,067	36,929,685
LVMH Moet Hennessy Louis Vuitton SE	520,797	380,913,316
		587,265,667
TOTAL CONSUMER DISCRETIONARY		693,370,576

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	384,032	43,903,107
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,017,034	14,490,076
Food Products - 0.2%
Danone SA	1,221,033	85,527,212
Personal Care Products - 0.3%
L'Oreal SA	430,887	159,872,939
L'Oreal SA	23,733	8,805,706
		168,678,645
TOTAL CONSUMER STAPLES		312,599,040

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	4,085,085	236,657,703
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	1,926,598	131,605,310
Credit Agricole SA	2,012,330	30,294,404
Societe Generale SA Series A	1,364,085	44,155,505
		206,055,219
Capital Markets - 0.0%
Amundi SA (d)(e)	117,052	8,257,222
Financial Services - 0.0%
Edenred SE	465,456	16,050,401
Eurazeo SE	77,406	6,395,974
Eurazeo SE	19,800	1,636,052
		24,082,427
Insurance - 0.2%
AXA SA	3,332,695	126,432,982
TOTAL FINANCIALS		364,827,850

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	78,832	9,576,475
EssilorLuxottica SA	562,715	155,105,176
		164,681,651
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	55,433	12,846,884
Pharmaceuticals - 0.0%
Ipsen SA	72,105	8,916,366
TOTAL HEALTH CARE		186,444,901

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	1,124,990	194,591,230
Dassault Aviation SA	37,340	8,436,813
Safran SA	687,610	170,456,049
Thales SA	175,751	28,460,790
		401,944,882
Building Products - 0.2%
Cie de Saint-Gobain SA	859,428	80,591,506
Construction & Engineering - 0.2%
Bouygues SA	353,962	11,251,176
Eiffage SA	139,077	12,454,118
Vinci SA	946,222	102,393,391
		126,098,685
Electrical Equipment - 0.1%
Legrand SA	497,480	50,719,492
Machinery - 0.0%
Alstom SA (c)	656,570	12,995,412
Professional Services - 0.1%
Bureau Veritas SA	602,427	18,836,228
Teleperformance SE	101,933	9,584,753
		28,420,981
Trading Companies & Distributors - 0.0%
Rexel SA	425,853	11,300,729
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	64,475	7,357,500
Getlink SE Series A	559,322	8,967,619
		16,325,119
TOTAL INDUSTRIALS		728,396,806

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	294,419	53,500,763
Software - 0.1%
Dassault Systemes SE	1,267,337	49,479,167
TOTAL INFORMATION TECHNOLOGY		102,979,930

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	785,773	137,260,225
Air Liquide SA	257,070	44,905,445
Arkema SA	108,362	8,655,935
		190,821,605
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	106,808	5,684,174
Office REITs - 0.0%
Gecina SA	86,354	8,443,258
Retail REITs - 0.0%
Klepierre SA	408,090	12,150,219
Unibail-Rodamco-Westfield unit	224,268	18,812,534
		30,962,753
TOTAL REAL ESTATE		45,090,185

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,594,634	42,831,924
Engie SA	863,500	14,254,560
Veolia Environnement SA	1,335,099	38,095,556
		95,182,040
TOTAL FRANCE		3,048,558,217
GERMANY - 5.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	6,605,906	221,621,274
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	116,821	11,440,346
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	141,917	13,802,315
TOTAL COMMUNICATION SERVICES		246,863,935

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	208,439	14,814,413
Automobiles - 0.3%
Bayerische Motoren Werke AG	549,648	44,818,100
Mercedes-Benz Group AG	1,416,667	86,190,194
Volkswagen AG	807	84,511
		131,092,805
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	421,275	15,794,289
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	306,780	81,122,836
Puma SE	200,412	6,288,972
		87,411,808
TOTAL CONSUMER DISCRETIONARY		249,113,315

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	189,405	14,631,023
Personal Care Products - 0.0%
Beiersdorf AG	187,974	25,146,024
TOTAL CONSUMER STAPLES		39,777,047

Financials - 1.2%
Banks - 0.1%
Commerzbank AG (b)	1,795,036	34,785,342
Capital Markets - 0.3%
Barlatier SA	3,587,785	70,494,077
Deutsche Boerse AG	356,495	88,067,778
		158,561,855
Insurance - 0.8%
Allianz SE	740,878	241,575,318
Hannover Rueck SE	114,087	30,097,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	253,159	137,220,376
Talanx AG	120,605	10,271,993
		419,165,072
TOTAL FINANCIALS		612,512,269

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (b)	76,803	4,704,834
Siemens Healthineers AG (d)(e)	533,933	30,304,001
		35,008,835
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	343,598	17,068,154
Fresenius Medical Care AG ADR	90,750	2,256,952
Fresenius SE & Co KGaA (c)	799,825	30,675,431
		50,000,537
Pharmaceuticals - 0.2%
Bayer AG	1,861,996	41,665,194
Merck KGaA	244,931	36,972,952
		78,638,146
TOTAL HEALTH CARE		163,647,518

Industrials - 1.3%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	101,989	34,989,181
Rheinmetall AG	82,500	64,651,287
		99,640,468
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,930,625	69,507,927
Electrical Equipment - 0.1%
Siemens Energy AG (c)	1,211,057	72,054,591
Industrial Conglomerates - 0.7%
Siemens AG	1,438,904	308,466,498
Machinery - 0.1%
Daimler Truck Holding AG	935,670	41,398,823
Gea Group Ag	291,789	15,452,932
Knorr-Bremse AG	137,880	10,942,308
Rational AG	9,564	8,517,774
		76,311,837
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (b)	1,161,946	7,537,275
Trading Companies & Distributors - 0.0%
Brenntag SE	244,830	15,404,689
TOTAL INDUSTRIALS		648,923,285

Information Technology - 1.3%
IT Services - 0.0%
Bechtle AG	156,825	5,287,433
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,475,600	81,394,041
Software - 1.1%
Nemetschek SE	109,758	13,196,716
SAP SE	1,976,879	544,776,967
		557,973,683
TOTAL INFORMATION TECHNOLOGY		644,655,157

Materials - 0.3%
Chemicals - 0.3%
BASF SE	1,690,542	81,446,461
Covestro AG	385,830	23,735,421
Evonik Industries AG	492,088	9,257,774
Symrise AG	249,480	25,545,271
		139,984,927
Construction Materials - 0.0%
Heidelberg Materials AG	258,573	36,601,843
TOTAL MATERIALS		176,586,770

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	139,378	11,520,990
Vonovia SE	1,402,090	43,039,489
		54,560,479
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,198,006	37,124,718
Multi-Utilities - 0.1%
E.ON SE	4,253,492	50,381,839
TOTAL UTILITIES		87,506,557

TOTAL GERMANY		2,924,146,332
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	315,126	4,772,910
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	348,647	5,989,527
Specialty Retail - 0.0%
FF Group (c)(f)	7,962	0
JUMBO SA	214,704	5,835,629
		5,835,629
TOTAL CONSUMER DISCRETIONARY		11,825,156

Financials - 0.1%
Banks - 0.1%
Alpha Services and Holdings SA	4,332,097	8,017,506
Eurobank Ergasias Services and Holdings SA	4,891,377	12,241,788
National Bank of Greece SA	1,653,142	14,371,445
Piraeus Financial Holdings SA	2,046,180	9,257,843
		43,888,582
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	200,197	7,219,109
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	393,690	5,386,981
TOTAL GREECE		73,092,738
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	7,239,479	8,900,808
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,673,243	12,209,677
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	1,428,653	17,867,559
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	106,706	10,313,135
Hong Kong Exchanges & Clearing Ltd	2,282,384	89,331,795
		99,644,930
Insurance - 0.5%
AIA Group Ltd	20,707,009	145,573,311
Prudential PLC	5,110,104	42,525,984
		188,099,295
TOTAL FINANCIALS		305,611,784

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	19,988,000	7,233,943
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	2,967,620	9,273,932
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	299,264	12,054,519
Swire Pacific Ltd A Shares	774,060	6,695,625
		18,750,144
Machinery - 0.1%
Techtronic Industries Co Ltd	2,606,370	35,053,324
Marine Transportation - 0.0%
Orient Overseas International Ltd	251,000	3,353,366
TOTAL INDUSTRIALS		66,430,766

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,655,139	15,222,123
Henderson Land Development Co Ltd	2,759,869	7,654,430
Hongkong Land Holdings Ltd (Singapore)	2,092,045	9,103,373
Sino Land Co Ltd	7,526,629	7,215,688
Sun Hung Kai Properties Ltd	2,745,422	24,542,277
Wharf Real Estate Investment Co Ltd	3,185,349	7,906,242
		71,644,133
Retail REITs - 0.0%
Link REIT	5,075,265	20,908,380
TOTAL REAL ESTATE		92,552,513

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,198,631	8,153,011
CLP Holdings Ltd	3,112,976	25,883,106
Power Assets Holdings Ltd	2,629,426	16,990,926
		51,027,043
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	21,246,350	16,278,534
TOTAL UTILITIES		67,305,577

TOTAL HONG KONG		560,245,068
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	775,477	5,674,042
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	424,753	26,294,705
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	263,554	6,821,035
TOTAL HUNGARY		38,789,782
INDIA - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	2,256,146	9,009,789
Tata Communications Ltd	213,254	4,009,209
		13,018,998
Interactive Media & Services - 0.0%
Info Edge India Ltd	135,007	11,996,660
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	4,850,636	90,786,699
Vodafone Idea Ltd (c)	46,609,680	4,845,757
		95,632,456
TOTAL COMMUNICATION SERVICES		120,648,114

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	147,277	4,702,471
Bharat Forge Ltd	487,200	6,868,329
Bosch Ltd	13,994	4,637,484
MRF Ltd	4,394	5,755,179
Samvardhana Motherson International Ltd	6,012,920	9,759,581
Sona Blw Precision Forgings Ltd (d)(e)	826,825	4,800,615
Tube Investments of India Ltd	202,076	7,731,735
		44,255,394
Automobiles - 0.4%
Bajaj Auto Ltd	127,021	12,948,600
Eicher Motors Ltd	259,600	15,541,269
Hero MotoCorp Ltd	227,727	11,377,091
Mahindra & Mahindra Ltd	1,765,985	60,732,512
Maruti Suzuki India Ltd	237,943	33,731,736
Tata Motors Ltd	3,832,792	31,564,134
TVS Motor Co Ltd	449,981	12,739,412
		178,634,754
Hotels, Restaurants & Leisure - 0.1%
Indian Hotels Co Ltd/The	1,616,982	14,230,984
Jubilant Foodworks Ltd	688,768	5,579,611
Zomato Ltd (c)	12,547,165	31,798,845
		51,609,440
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	62,522	10,768,130
Specialty Retail - 0.0%
Trent Ltd	343,640	22,728,621
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	783,492	4,529,799
Page Industries Ltd	11,662	6,016,846
Titan Co Ltd	671,906	26,979,854
		37,526,499
TOTAL CONSUMER DISCRETIONARY		345,522,838

Consumer Staples - 0.4%
Beverages - 0.0%
United Spirits Ltd	550,762	9,038,604
Varun Beverages Ltd	2,154,016	13,322,688
		22,361,292
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	308,161	13,021,722
Food Products - 0.1%
Britannia Industries Ltd	203,342	12,036,450
Marico Ltd	983,529	7,606,100
Nestle India Ltd	638,343	17,039,187
Tata Consumer Products Ltd	1,118,690	13,199,245
		49,880,982
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	258,618	8,417,840
Dabur India Ltd	976,392	5,964,236
Godrej Consumer Products Ltd	776,256	10,023,368
Hindustan Unilever Ltd	1,556,317	44,300,973
		68,706,417
Tobacco - 0.1%
ITC Ltd	5,678,426	29,274,769
TOTAL CONSUMER STAPLES		183,245,182

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	2,879,800	8,646,120
Coal India Ltd	3,502,509	15,950,009
Hindustan Petroleum Corp Ltd	1,816,700	7,494,984
Indian Oil Corp Ltd	5,350,363	7,906,906
Oil & Natural Gas Corp Ltd	5,951,557	17,956,588
Oil India Ltd	927,687	4,485,940
Petronet LNG Ltd	1,428,832	5,198,440
Reliance Industries Ltd	11,527,814	167,869,773
		235,508,760
Financials - 1.4%
Banks - 1.0%
AU Small Finance Bank Ltd (d)(e)	672,091	4,645,985
Axis Bank Ltd	4,333,324	49,130,301
Bank of Baroda	1,962,534	4,815,572
Canara Bank	3,445,732	3,690,556
HDFC Bank Ltd	10,689,293	209,359,132
ICICI Bank Ltd	9,870,342	142,130,307
IDFC First Bank Ltd (c)	6,688,184	4,865,996
IndusInd Bank Ltd	543,389	6,201,322
Kotak Mahindra Bank Ltd	2,068,264	45,262,121
Punjab National Bank	4,360,768	5,066,709
State Bank of India	3,375,050	30,021,137
Union Bank of India Ltd	2,871,559	3,805,073
Yes Bank Ltd (c)	26,572,205	5,877,221
		514,871,432
Capital Markets - 0.0%
BSE Ltd	126,050	7,680,762
HDFC Asset Management Co Ltd (d)(e)	183,113	8,162,624
		15,843,386
Consumer Finance - 0.2%
Bajaj Finance Ltd	527,338	47,845,948
Cholamandalam Investment and Finance Co Ltd	797,427	11,794,599
Muthoot Finance Ltd	221,754	5,772,496
SBI Cards & Payment Services Ltd	531,834	4,768,579
Shriram Finance Ltd	2,673,455	16,736,390
Sundaram Finance Ltd	124,104	6,605,682
		93,523,694
Financial Services - 0.1%
Bajaj Finserv Ltd	727,038	14,525,429
Bajaj Holdings & Investment Ltd	49,665	6,613,380
Jio Financial Services Ltd (c)	5,420,152	15,064,127
Power Finance Corp Ltd	2,816,206	13,662,885
REC Ltd	2,497,646	12,894,249
		62,760,070
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	1,836,857	13,498,096
ICICI Lombard General Insurance Co Ltd (d)(e)	459,808	9,849,769
ICICI Prudential Life Insurance Co Ltd (d)(e)	686,305	4,872,787
PB Fintech Ltd (c)	604,840	11,999,327
SBI Life Insurance Co Ltd (d)(e)	854,990	14,612,922
		54,832,901
TOTAL FINANCIALS		741,831,483

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	190,631	14,960,617
Max Healthcare Institute Ltd	1,474,223	18,009,276
		32,969,893
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	226,695	14,594,944
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	80,145	4,681,083
Aurobindo Pharma Ltd	494,509	6,677,493
Cipla Ltd/India	998,084	17,018,541
Dr Reddy's Laboratories Ltd	1,096,310	15,394,381
Lupin Ltd	428,300	10,266,416
Mankind Pharma Ltd (c)	191,164	5,356,876
Sun Pharmaceutical Industries Ltd	1,817,266	36,537,903
Torrent Pharmaceuticals Ltd	191,982	7,238,887
Zydus Lifesciences Ltd	476,022	5,319,653
		108,491,233
TOTAL HEALTH CARE		156,056,070

Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,924,025	23,268,776
Hindustan Aeronautics Ltd (e)	379,993	17,197,758
		40,466,534
Building Products - 0.0%
Astral Ltd	257,294	4,473,187
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	458,769	4,340,333
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	1,274,467	52,326,621
Rail Vikas Nigam Ltd (e)	988,556	5,393,248
Voltas Ltd	402,862	5,848,490
		63,568,359
Electrical Equipment - 0.2%
ABB India Ltd	100,853	6,821,502
Bharat Heavy Electricals Ltd	2,015,793	4,812,927
CG Power & Industrial Solutions Ltd	1,148,631	8,384,636
Havells India Ltd	478,426	8,633,549
Polycab India Ltd	100,312	6,969,673
Suzlon Energy Ltd (c)	18,131,482	12,109,229
		47,731,516
Ground Transportation - 0.0%
Container Corp Of India Ltd	466,926	4,192,528
Industrial Conglomerates - 0.0%
Siemens Ltd	168,660	11,780,244
Machinery - 0.0%
Ashok Leyland Ltd	2,765,093	6,895,315
Cummins India Ltd	259,289	8,695,969
Thermax Limited	79,506	3,542,048
		19,133,332
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	358,130	17,795,789
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	281,421	7,406,230
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	1,024,123	12,945,077
GMR Airports Ltd (c)	5,009,894	4,176,946
		17,122,023
TOTAL INDUSTRIALS		238,010,075

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	1,796,371	35,672,077
Infosys Ltd	6,032,600	131,349,116
Infosys Ltd ADR (b)	263,177	5,776,735
LTIMindtree Ltd (d)(e)	140,182	9,528,701
Mphasis Ltd	197,927	6,515,805
Persistent Systems Ltd	206,868	14,346,551
Tata Consultancy Services Ltd	1,711,216	81,023,907
Tech Mahindra Ltd	1,019,625	19,616,721
Wipro Ltd	4,950,133	17,745,000
		321,574,613
Software - 0.0%
Oracle Financial Services Software Ltd	41,217	4,318,343
Tata Elxsi Ltd	65,136	4,752,540
		9,070,883
TOTAL INFORMATION TECHNOLOGY		330,645,496

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	727,163	19,277,568
PI Industries Ltd	141,545	5,681,543
Pidilite Industries Ltd	288,947	9,574,298
Solar Industries India Ltd	51,074	5,986,884
SRF Ltd	256,194	8,290,147
Supreme Industries Ltd	120,790	5,516,116
UPL Ltd	858,975	5,974,769
UPL Ltd (f)	107,371	326,476
		60,627,801
Construction Materials - 0.1%
Ambuja Cements Ltd	1,169,341	6,896,252
Grasim Industries Ltd	493,981	14,277,403
Shree Cement Ltd	17,337	5,551,862
UltraTech Cement Ltd	218,439	28,905,043
		55,630,560
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	337,950	5,876,363
Hindalco Industries Ltd	2,541,269	17,368,213
Jindal Stainless Ltd	618,793	4,651,678
Jindal Steel & Power Ltd	761,561	6,922,885
JSW Steel Ltd	1,151,890	12,517,370
NMDC Ltd	5,797,530	4,403,642
Tata Steel Ltd	14,152,205	21,885,137
Vedanta Ltd	2,585,924	13,129,812
		86,755,100
TOTAL MATERIALS		203,013,461

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	1,408,225	12,059,437
Godrej Properties Ltd (c)	279,561	7,473,692
Macrotech Developers Ltd (d)(e)	566,200	7,843,101
Oberoi Realty Ltd	240,037	5,004,813
Phoenix Mills Ltd/The	364,431	6,892,594
Prestige Estates Projects Ltd	318,691	4,984,829
		44,258,466
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	8,805,559	30,599,050
Tata Power Co Ltd/The	3,033,119	12,712,654
Torrent Power Ltd	319,845	5,388,322
		48,700,026
Gas Utilities - 0.0%
GAIL India Ltd	4,360,791	8,867,958
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (c)	391,055	4,484,545
Adani Power Ltd (c)	1,098,822	6,481,155
JSW Energy Ltd	820,656	4,801,383
NHPC Ltd	5,749,186	5,319,278
NTPC Ltd	8,267,179	30,809,624
		51,895,985
TOTAL UTILITIES		109,463,969

TOTAL INDIA		2,708,203,914
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	94,297,000	15,186,481
Media - 0.0%
Surya Citra Media Tbk PT	35	0
TOTAL COMMUNICATION SERVICES		15,186,481

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	1,713,433,664	8,488,167
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	35,872,100	6,271,918
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	12,978,100	3,692,238
Indofood CBP Sukses Makmur Tbk PT	4,358,600	3,053,560
Indofood Sukses Makmur Tbk PT	8,286,100	3,962,611
		10,708,409
Household Products - 0.0%
Unilever Indonesia Tbk PT	13,111,800	1,308,340
TOTAL CONSUMER STAPLES		18,288,667

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	25,396,500	3,626,631
United Tractors Tbk PT	2,886,012	4,403,572
		8,030,203
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	105,231,200	60,789,949
Bank Mandiri Persero Tbk PT	70,930,600	26,061,498
Bank Negara Indonesia Persero Tbk PT	28,573,178	8,312,803
Bank Rakyat Indonesia Persero Tbk PT	129,512,600	33,443,684
		128,607,934
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	38,753,300	2,986,489
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	38,688,900	11,368,174
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	43,668,317	2,455,335
Chandra Asri Pacific Tbk PT (c)	14,676,500	6,348,081
		8,803,416
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	12,379,900	5,703,168
Merdeka Copper Gold Tbk PT (c)	17,338,690	1,654,863
		7,358,031
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	4,199,600	1,735,144
TOTAL MATERIALS		17,896,591

TOTAL INDONESIA		210,852,706
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	289,901	29,818,698
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,968,083	23,443,407
Bank of Ireland Group PLC	1,902,097	18,998,310
		42,441,717
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	293,638	20,500,930
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	367,916	35,172,770
TOTAL INDUSTRIALS		55,673,700

TOTAL IRELAND		127,934,115
ISRAEL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (c)	189,991	11,378,561
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	2,400,840	30,853,468
Bank Leumi Le-Israel BM	2,860,566	35,858,013
Israel Discount Bank Ltd Class A	2,321,084	16,996,674
Mizrahi Tefahot Bank Ltd	292,523	13,939,789
		97,647,944
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	2,147,846	38,081,310
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	50,316	15,186,631
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	100,335	23,969,028
Software - 0.2%
Check Point Software Technologies Ltd (c)	166,733	36,351,129
Nice Ltd (c)	101,454	16,976,581
Nice Ltd ADR (c)	17,557	2,916,920
		56,244,630
TOTAL INFORMATION TECHNOLOGY		80,213,658

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,470,084	8,751,723
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	81,239	6,743,616
TOTAL ISRAEL		258,003,443
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	625,552	6,508,945
Telecom Italia SpA/Milano (b)(c)	10,141,872	2,793,373
Telecom Italia SpA/Milano (c)	7,564,311	2,418,512
		11,720,830
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	238,633	103,132,611
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	443,212	28,175,816
TOTAL CONSUMER DISCRETIONARY		131,308,427

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	411,227	14,327,638
Davide Campari-Milano NV (b)	1,171,118	6,756,313
		21,083,951
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	4,352,921	61,282,305
Financials - 0.9%
Banks - 0.7%
Banco BPM SpA	2,446,088	21,620,111
BPER Banca SPA	1,894,309	12,958,239
FinecoBank Banca Fineco SpA	1,159,027	22,111,669
Intesa Sanpaolo SpA	27,680,338	119,809,677
Mediobanca Banca di Credito Finanziario SpA	949,511	15,592,910
UniCredit SpA	2,789,635	128,109,129
		320,201,735
Financial Services - 0.0%
Nexi SpA (c)(d)(e)	951,220	4,855,034
Insurance - 0.2%
Generali	1,779,965	56,559,389
Poste Italiane Spa (d)(e)	860,798	13,118,050
Unipol Assicurazioni SpA	737,632	10,039,679
		79,717,118
TOTAL FINANCIALS		404,773,887

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	42,847	4,609,411
Health Care Providers & Services - 0.0%
Amplifon SpA	232,300	6,239,180
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	198,445	12,094,677
TOTAL HEALTH CARE		22,943,268

Industrials - 0.1%
Aerospace & Defense - 0.0%
Leonardo SpA	767,631	24,097,260
Electrical Equipment - 0.1%
Prysmian SpA	533,193	37,248,072
TOTAL INDUSTRIALS		61,345,332

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	15,393,616	109,413,012
Terna - Rete Elettrica Nazionale	2,666,508	22,030,299
		131,443,311
Gas Utilities - 0.0%
Snam SpA (b)	3,802,783	17,585,797
TOTAL UTILITIES		149,029,108

TOTAL ITALY		863,487,108
JAPAN - 13.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp	56,506,575	55,627,939
Entertainment - 0.3%
Capcom Co Ltd	657,000	15,000,747
Konami Group Corp	190,536	17,539,428
Nexon Co Ltd (b)	627,659	8,153,894
Nintendo Co Ltd	1,966,990	129,043,784
Toho Co Ltd/Tokyo	212,005	9,554,419
		179,292,272
Interactive Media & Services - 0.0%
LY Corp	5,404,149	15,785,128
Media - 0.0%
Dentsu Group Inc	378,322	8,764,579
Wireless Telecommunication Services - 0.6%
KDDI Corp	2,904,907	96,779,896
SoftBank Corp	54,157,070	69,660,226
SoftBank Group Corp	1,809,844	110,638,787
		277,078,909
TOTAL COMMUNICATION SERVICES		536,548,827

Consumer Discretionary - 2.6%
Automobile Components - 0.2%
Aisin Corp	997,903	11,287,885
Bridgestone Corp	1,080,395	38,754,769
Denso Corp (b)	3,582,100	49,570,909
Sumitomo Electric Industries Ltd	1,353,903	25,293,800
		124,907,363
Automobiles - 1.1%
Honda Motor Co Ltd	8,496,558	80,421,230
Isuzu Motors Ltd	1,066,392	14,336,985
Nissan Motor Co Ltd	4,233,125	11,583,631
Subaru Corp (b)	1,111,578	19,363,027
Suzuki Motor Corp	2,977,228	35,626,105
Toyota Motor Corp	19,437,030	368,711,147
Yamaha Motor Co Ltd	1,752,417	14,660,051
		544,702,176
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	721,791	20,095,635
Rakuten Group Inc (c)	2,855,460	17,929,887
		38,025,522
Hotels, Restaurants & Leisure - 0.1%
McDonald's Holdings Co Japan Ltd (b)	162,045	6,110,339
Oriental Land Co Ltd/Japan	2,066,640	46,445,850
Zensho Holdings Co Ltd (b)	182,700	10,079,163
		62,635,352
Household Durables - 0.6%
Panasonic Holdings Corp	4,417,293	45,072,832
Sekisui House Ltd (b)	1,132,203	26,021,395
Sony Group Corp	11,820,800	260,877,287
		331,971,514
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,128,694	27,996,161
Shimano Inc	144,490	20,275,668
		48,271,829
Specialty Retail - 0.3%
Fast Retailing Co Ltd	361,589	119,091,983
Nitori Holdings Co Ltd (b)	151,942	17,793,105
ZOZO Inc (b)	257,563	8,448,697
		145,333,785
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	1,295,349	28,873,516
TOTAL CONSUMER DISCRETIONARY		1,324,721,057

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	2,737,051	29,645,921
Kirin Holdings Co Ltd	1,470,320	18,605,255
Suntory Beverage & Food Ltd	262,703	8,160,169
		56,411,345
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (b)	1,238,778	30,012,163
Kobe Bussan Co Ltd	286,272	6,505,402
MatsukiyoCocokara & Co (b)	631,600	9,348,396
Seven & i Holdings Co Ltd (b)	4,191,616	66,913,969
		112,779,930
Food Products - 0.1%
Ajinomoto Co Inc	879,115	35,241,420
Kikkoman Corp (b)	1,287,140	13,471,525
MEIJI Holdings Co Ltd	446,112	8,920,051
Nissin Foods Holdings Co Ltd (b)	378,915	8,472,514
Yakult Honsha Co Ltd (b)	487,336	8,900,552
		75,006,062
Household Products - 0.0%
Unicharm Corp	2,119,491	16,552,834
Personal Care Products - 0.1%
Kao Corp	882,326	34,986,315
Shiseido Co Ltd	758,975	12,745,778
		47,732,093
Tobacco - 0.1%
Japan Tobacco Inc	2,271,126	57,858,815
TOTAL CONSUMER STAPLES		366,341,079

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,173,164	26,007,146
Idemitsu Kosan Co Ltd (b)	1,691,835	11,291,585
Inpex Corp (b)	1,671,212	19,944,331
		57,243,062
Financials - 2.2%
Banks - 1.3%
Chiba Bank Ltd/The (b)	1,067,594	9,092,327
Concordia Financial Group Ltd (b)	1,993,488	11,575,041
Japan Post Bank Co Ltd	2,737,340	28,314,797
Mitsubishi UFJ Financial Group Inc	21,023,118	265,866,691
Mizuho Financial Group Inc	4,567,332	125,765,241
Resona Holdings Inc (b)	3,960,989	29,400,222
Shizuoka Financial Group Inc	822,918	7,342,433
Sumitomo Mitsui Financial Group Inc	7,059,116	173,958,549
Sumitomo Mitsui Trust Group Inc	1,229,214	30,908,971
		682,224,272
Capital Markets - 0.2%
Daiwa Securities Group Inc (b)	2,531,451	18,325,575
Japan Exchange Group Inc	1,883,988	19,906,592
Nomura Holdings Inc	5,695,465	37,028,421
SBI Holdings Inc	517,465	14,916,879
		90,177,467
Financial Services - 0.1%
Mitsubishi HC Capital Inc (b)	1,673,016	11,125,696
ORIX Corp	2,186,654	46,188,311
		57,314,007
Insurance - 0.6%
Dai-ichi Life Holdings Inc	1,714,291	46,809,036
Japan Post Holdings Co Ltd	3,638,846	38,004,136
Japan Post Insurance Co Ltd (b)	358,742	6,991,034
Ms&Ad Insurance Group Holdings Inc	2,437,445	50,537,764
Sompo Holdings Inc	1,687,862	47,067,835
T&D Holdings Inc	928,253	17,659,857
Tokio Marine Holdings Inc	3,558,324	117,365,520
		324,435,182
TOTAL FINANCIALS		1,154,150,928

Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	659,782	88,599,465
Olympus Corp	2,232,763	33,884,413
Sysmex Corp (b)	954,687	18,249,191
Terumo Corp	2,540,948	47,703,524
		188,436,593
Health Care Technology - 0.0%
M3 Inc (b)	839,702	7,621,164
Pharmaceuticals - 0.7%
Astellas Pharma Inc (b)	3,431,965	33,269,566
Chugai Pharmaceutical Co Ltd	1,272,224	54,851,990
Daiichi Sankyo Co Ltd	3,319,196	92,540,578
Eisai Co Ltd (b)	479,297	14,197,803
Kyowa Kirin Co Ltd (b)	462,021	6,884,900
Ono Pharmaceutical Co Ltd (b)	712,845	7,415,993
Otsuka Holdings Co Ltd	845,903	44,170,672
Shionogi & Co Ltd	1,434,682	21,095,717
Takeda Pharmaceutical Co Ltd	3,012,620	81,039,543
		355,466,762
TOTAL HEALTH CARE		551,524,519

Industrials - 3.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	607,649	5,726,743
Building Products - 0.1%
Agc Inc	372,496	10,761,159
Daikin Industries Ltd	499,782	58,705,017
TOTO Ltd (b)	269,517	6,587,874
		76,054,050
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	738,642	10,916,682
Secom Co Ltd (b)	794,618	26,739,815
TOPPAN Holdings Inc	447,077	12,548,101
		50,204,598
Construction & Engineering - 0.1%
Kajima Corp	750,478	13,344,307
Obayashi Corp	1,229,285	16,509,452
Taisei Corp (b)	312,802	13,122,838
		42,976,597
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	252,304	12,021,015
Fujikura Ltd	468,700	18,864,368
Mitsubishi Electric Corp	3,602,497	59,048,406
NIDEC CORP (b)	1,583,312	27,346,246
		117,280,035
Ground Transportation - 0.2%
Central Japan Railway Co	1,461,390	27,104,095
East Japan Railway Co	1,718,943	30,602,918
Hankyu Hanshin Holdings Inc (b)	429,680	10,933,041
Tokyu Corp (b)	994,575	11,350,406
West Japan Railway Co (b)	821,960	15,120,326
		95,110,786
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	32,970	7,531,283
Hitachi Ltd	8,779,745	220,726,658
Sekisui Chemical Co Ltd	718,239	11,903,078
		240,161,019
Machinery - 0.7%
Daifuku Co Ltd	612,627	12,573,774
FANUC Corp	1,792,425	53,399,619
Hitachi Construction Machinery Co Ltd (b)	198,471	4,752,329
Hoshizaki Corp	203,006	7,513,489
Komatsu Ltd	1,660,064	50,072,965
Kubota Corp (b)	1,785,467	22,395,705
Makita Corp	451,768	13,359,899
MINEBEA MITSUMI Inc	689,900	11,071,995
Mitsubishi Heavy Industries Ltd	6,070,880	88,848,828
SMC Corp (b)	108,555	41,075,726
Toyota Industries Corp	308,743	25,760,608
Yaskawa Electric Corp	432,289	12,550,771
		343,375,708
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	704,200	8,911,458
Mitsui OSK Lines Ltd	651,900	22,153,349
Nippon Yusen KK (b)	829,033	26,017,990
		57,082,797
Passenger Airlines - 0.0%
ANA Holdings Inc	304,851	5,718,719
Japan Airlines Co Ltd	270,126	4,432,150
		10,150,869
Professional Services - 0.4%
Recruit Holdings Co Ltd	2,655,383	185,325,010
Trading Companies & Distributors - 0.9%
ITOCHU Corp	2,250,271	103,611,645
Marubeni Corp	2,698,945	40,126,748
Mitsubishi Corp	6,329,403	100,949,086
Mitsui & Co Ltd	4,778,792	94,581,802
MonotaRO Co Ltd (b)	475,708	8,195,792
Sumitomo Corp	2,063,769	44,743,027
Toyota Tsusho Corp	1,207,685	20,397,374
		412,605,474
TOTAL INDUSTRIALS		1,636,053,686

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.6%
Keyence Corp	368,529	158,728,689
Kyocera Corp (b)	2,436,224	25,287,501
Murata Manufacturing Co Ltd	3,206,883	50,382,713
Omron Corp (b)	328,677	10,842,930
Shimadzu Corp	452,177	13,117,194
TDK Corp	3,684,435	44,534,906
Yokogawa Electric Corp	436,800	9,588,245
		312,482,178
IT Services - 0.4%
Fujitsu Ltd	3,137,980	60,687,785
NEC Corp	465,363	46,154,162
Nomura Research Institute Ltd	716,080	24,194,369
NTT Data Group Corp (b)	1,195,456	23,199,746
Obic Co Ltd	613,460	18,321,154
Otsuka Corp	432,664	9,754,287
SCSK Corp	291,933	6,463,711
TIS Inc (b)	399,367	8,830,518
		197,605,732
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	1,451,628	80,256,427
Disco Corp (b)	174,687	50,558,484
Kokusai Electric Corp	293,800	4,536,943
Lasertec Corp (b)	149,395	15,537,599
Renesas Electronics Corp	3,192,783	42,765,669
SCREEN Holdings Co Ltd (b)	155,400	10,828,641
Tokyo Electron Ltd	848,858	143,188,762
		347,672,525
Software - 0.0%
Oracle Corp Japan	73,103	6,673,561
Trend Micro Inc/Japan	240,645	14,255,873
		20,929,434
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	434,375	7,653,672
Canon Inc	1,766,628	56,936,551
Canon Inc ADR	1,681	54,212
FUJIFILM Holdings Corp	2,121,444	46,737,742
Ricoh Co Ltd (b)	1,004,938	11,524,950
Seiko Epson Corp	541,709	9,789,378
		132,696,505
TOTAL INFORMATION TECHNOLOGY		1,011,386,374

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	2,378,225	16,152,055
Mitsubishi Chemical Group Corp	2,540,684	12,976,954
Mitsui Chemicals Inc (b)	325,071	7,128,629
Nippon Paint Holdings Co Ltd (b)	1,797,930	11,329,300
Nippon Sanso Holdings Corp (b)	323,286	9,155,635
Nitto Denko Corp	1,340,850	23,785,598
Shin-Etsu Chemical Co Ltd	3,411,385	105,760,553
Toray Industries Inc	2,628,919	18,242,010
		204,530,734
Metals & Mining - 0.1%
JFE Holdings Inc (b)	1,084,690	12,543,837
Nippon Steel Corp	1,708,799	35,472,920
Sumitomo Metal Mining Co Ltd (b)	468,632	10,701,718
		58,718,475
TOTAL MATERIALS		263,249,209

Real Estate - 0.3%
Office REITs - 0.0%
Japan Real Estate Investment Corp (b)	12,155	8,563,476
Nippon Building Fund Inc	14,505	11,515,481
		20,078,957
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	111,021	11,896,189
Daiwa House Industry Co Ltd	1,121,808	35,341,178
Hulic Co Ltd	872,372	7,688,683
Mitsubishi Estate Co Ltd	2,047,212	29,748,045
Mitsui Fudosan Co Ltd	5,059,830	45,668,973
Sumitomo Realty & Development Co Ltd (b)	586,379	20,261,391
		150,604,459
TOTAL REAL ESTATE		170,683,416

Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	1,221,595	12,726,413
Kansai Electric Power Co Inc/The	1,753,599	19,347,075
Tokyo Electric Power Co Holdings Inc (c)	2,911,026	7,629,022
		39,702,510
Gas Utilities - 0.0%
Osaka Gas Co Ltd	688,718	13,540,699
Tokyo Gas Co Ltd (b)	644,539	18,233,238
		31,773,937
TOTAL UTILITIES		71,476,447

TOTAL JAPAN		7,143,378,604
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	317,688	9,028,219
KOREA (SOUTH) - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	383,731	2,635,759
Entertainment - 0.0%
HYBE Co Ltd	44,010	6,770,656
Krafton Inc (c)	54,681	13,580,889
NCSoft Corp	26,173	3,087,565
Netmarble Corp (c)(d)(e)	57,930	1,749,790
		25,188,900
Interactive Media & Services - 0.2%
Kakao Corp	584,951	15,309,041
NAVER Corp	274,515	40,523,287
		55,832,328
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	99,080	3,760,929
TOTAL COMMUNICATION SERVICES		87,417,916

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	136,650	3,821,714
Hyundai Mobis Co Ltd	114,888	20,666,483
		24,488,197
Automobiles - 0.2%
Hyundai Motor Co	256,063	35,926,418
Kia Corp	455,626	31,691,846
		67,618,264
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	353,780	9,164,274
Hanjin Kal Corp	42,752	2,451,538
		11,615,812
Household Durables - 0.0%
Coway Co Ltd	105,938	5,586,462
LG Electronics Inc	200,528	11,517,002
		17,103,464
TOTAL CONSUMER DISCRETIONARY		120,825,737

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	16,222	2,680,796
Orion Corp/Republic of Korea	48,402	3,352,674
		6,033,470
Personal Care Products - 0.0%
Amorepacific Corp	53,465	4,731,900
LG H&H Co Ltd	16,549	3,469,251
		8,201,151
Tobacco - 0.1%
KT&G Corp	198,280	14,988,619
TOTAL CONSUMER STAPLES		29,223,240

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	79,527	4,509,462
S-Oil Corp	83,304	3,473,743
SK Innovation Co Ltd (c)	118,445	10,289,386
		18,272,591
Financials - 0.3%
Banks - 0.2%
Hana Financial Group Inc	545,447	22,504,794
Industrial Bank of Korea	521,841	5,541,482
KakaoBank Corp	321,577	4,646,479
KB Financial Group Inc	708,752	44,263,490
Shinhan Financial Group Co Ltd	821,426	28,522,707
Woori Financial Group Inc	1,185,746	13,004,366
		118,483,318
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	77,199	4,184,672
Mirae Asset Securities Co Ltd	451,259	2,593,763
NH Investment & Securities Co Ltd	254,295	2,507,694
		9,286,129
Financial Services - 0.0%
Meritz Financial Group Inc	182,237	14,209,617
Insurance - 0.1%
DB Insurance Co Ltd	88,142	5,846,111
Samsung Fire & Marine Insurance Co Ltd	58,522	15,225,632
Samsung Life Insurance Co Ltd	152,462	9,273,870
		30,345,613
TOTAL FINANCIALS		172,324,677

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	74,372	18,782,089
Celltrion Inc	303,423	37,172,689
SK Bioscience Co Ltd (c)	51,353	1,715,591
		57,670,369
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	224,053	12,310,220
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)	33,813	24,928,716
Pharmaceuticals - 0.0%
Hanmi Pharm Co Ltd	11,850	1,973,264
SK Biopharmaceuticals Co Ltd (c)	57,370	4,255,745
Yuhan Corp	107,348	9,482,530
		15,711,539
TOTAL HEALTH CARE		110,620,844

Industrials - 0.4%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	60,668	16,569,522
Korea Aerospace Industries Ltd	140,673	5,122,764
		21,692,286
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	71,329	7,263,777
Construction & Engineering - 0.0%
Samsung E&A Co Ltd (c)	294,036	3,615,428
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (c)	843,601	13,724,329
Ecopro BM Co Ltd (c)	93,379	8,308,272
Ecopro Co Ltd (c)	187,920	7,789,700
Ecopro Materials Co Ltd (c)	32,125	1,545,084
HD Hyundai Electric Co Ltd	44,526	12,401,276
L&F Co Ltd (c)	48,981	2,931,553
LG Energy Solution Ltd (c)	88,807	21,312,060
LS Electric Co Ltd	28,807	4,536,143
POSCO Future M Co Ltd (b)	59,180	5,743,866
		78,292,283
Industrial Conglomerates - 0.1%
GS Holdings Corp	85,642	2,252,305
LG Corp	177,145	9,052,397
Samsung C&T Corp	166,755	13,626,630
SK Inc	69,586	7,021,734
SK Square Co Ltd (c)	179,404	11,427,718
		43,380,784
Machinery - 0.1%
Doosan Bobcat Inc	105,889	3,467,590
Hanwha Ocean Co Ltd (c)	169,675	6,611,659
HD Hyundai Heavy Industries Co Ltd (c)	42,274	8,962,626
HD Korea Shipbuilding & Offshore Engineering Co Ltd (c)	79,509	12,562,429
Hyundai Rotem Co Ltd	146,410	5,909,580
Samsung Heavy Industries Co Ltd (c)	1,259,330	11,162,985
		48,676,869
Marine Transportation - 0.0%
Eusu Holdings Co Ltd	6	22
Hanjin Shipping Co Ltd (c)(f)	12	0
HMM Co Ltd	500,207	6,499,240
		6,499,262
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	338,788	5,733,426
Trading Companies & Distributors - 0.0%
Posco International Corp	97,458	2,792,784
TOTAL INDUSTRIALS		217,946,899

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	582,567	3,675,270
LG Innotek Co Ltd	25,695	2,600,746
Samsung Electro-Mechanics Co Ltd	108,233	9,881,965
Samsung SDI Co Ltd	104,639	15,804,434
		31,962,415
IT Services - 0.0%
Posco DX Co Ltd	90,424	1,158,411
Samsung SDS Co Ltd	80,923	6,669,500
		7,827,911
Semiconductors & Semiconductor Equipment - 0.3%
Hanmi Semiconductor Co Ltd	80,418	6,145,873
SK Hynix Inc	1,034,790	138,871,861
		145,017,734
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	9,066,769	322,781,752
TOTAL INFORMATION TECHNOLOGY		507,589,812

Materials - 0.1%
Chemicals - 0.0%
Enchem Co Ltd (c)	26,197	2,318,067
Kumho Petrochemical Co Ltd	28,290	2,040,424
LG Chem Ltd	94,182	15,226,552
Lotte Chemical Corp	34,143	1,325,984
SKC Co Ltd (c)	33,900	3,606,657
		24,517,684
Metals & Mining - 0.1%
Korea Zinc Co Ltd	9,807	5,527,554
POSCO Holdings Inc	133,358	23,682,686
		29,210,240
TOTAL MATERIALS		53,727,924

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (c)	483,328	6,953,406
TOTAL KOREA (SOUTH)		1,324,903,046
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,701,470	5,444,573
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	2,865,421	5,830,178
Gulf Bank KSCP	3,713,618	3,705,797
Kuwait Finance House KSCP	19,283,968	49,108,047
National Bank of Kuwait SAKP	15,025,727	46,929,535
		105,573,557
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,267,026	3,267,626
TOTAL KUWAIT		114,285,756
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	397,266	9,445,877
Reinet Investments SCA (South Africa)	254,624	6,287,388
		15,733,265
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	256,523	13,800,825
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	886,658	22,232,026
TOTAL LUXEMBOURG		51,766,116
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	4,154,239	18,077,463
Sands China Ltd (c)	4,614,465	11,015,163

TOTAL MACAU		29,092,626
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	2,274,399	3,360,016
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	4,905,615	2,439,044
CELCOMDIGI BHD	6,592,300	5,540,184
Maxis Bhd	4,502,000	3,511,443
		11,490,671
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	4,022,900	3,272,336
Genting Malaysia Bhd	5,708,000	2,851,211
		6,123,547
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	6,115,050	2,299,375
TOTAL CONSUMER DISCRETIONARY		8,422,922

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,394,200	3,662,718
Kuala Lumpur Kepong Bhd	883,463	3,941,202
Nestle Malaysia Bhd	125,000	2,521,147
PPB Group Bhd	1,127,220	3,019,637
QL Resources Bhd	3,060,150	3,134,483
SD Guthrie Bhd	3,879,724	4,212,234
		20,491,421
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	530,900	2,336,406
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	4,873,900	6,163,910
CIMB Group Holdings Bhd	14,161,988	25,436,953
Hong Leong Bank Bhd	1,263,100	5,716,178
Malayan Banking Bhd	10,291,168	23,871,925
Public Bank Bhd	27,742,800	26,812,032
RHB Bank Bhd	2,941,876	4,244,020
		92,245,018
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,308,100	6,920,278
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	7,600,410	6,872,016
Industrial Conglomerates - 0.0%
Sime Darby Bhd	5,036,207	2,537,105
Sunway Bhd	4,531,700	4,411,717
		6,948,822
Marine Transportation - 0.0%
MISC Bhd	2,578,400	4,184,564
TOTAL INDUSTRIALS		18,005,402

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	5,612,200	3,173,395
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	5,203,900	5,427,065
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	7,049,700	7,724,114
TOTAL MATERIALS		13,151,179

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	11	5
Sime Darby Property Bhd	15	5
SP Setia Bhd Group	14	3
		13
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	5,501,625	16,779,094
Gas Utilities - 0.0%
Petronas Gas Bhd	1,400,200	5,396,357
Multi-Utilities - 0.0%
YTL Corp Bhd	6,063,000	2,580,495
YTL Power International Bhd	4,760,900	3,332,003
		5,912,498
TOTAL UTILITIES		28,087,949

TOTAL MALAYSIA		207,684,670
MEXICO - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (b)	2,169,300	1,032,202
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	35,122,846	24,525,991
TOTAL COMMUNICATION SERVICES		25,558,193

Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	983,162	8,985,195
Coca-Cola Femsa SAB de CV unit	999,375	7,850,992
Fomento Economico Mexicano SAB de CV unit	3,318,100	28,205,932
		45,042,119
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV (b)	552,900	3,186,606
Wal-Mart de Mexico SAB de CV Series V	9,918,100	25,711,820
		28,898,426
Food Products - 0.0%
Gruma SAB de CV Series B	354,970	6,151,934
Grupo Bimbo SAB de CV (b)	2,489,400	6,536,447
		12,688,381
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	2,938,300	4,392,845
TOTAL CONSUMER STAPLES		91,021,771

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,920,500	34,003,262
Grupo Financiero Inbursa SAB de CV Series O (c)	3,474,100	7,386,780
		41,390,042
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	6,882,258	5,636,132
Grupo Carso SAB de CV Series A1 (b)	1,016,100	5,825,339
		11,461,471
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	525,300	4,959,195
Grupo Aeroportuario del Pacifico SAB de CV Series B	733,480	13,556,744
Grupo Aeroportuario del Sureste SAB de CV Series B	343,090	9,322,803
Promotora y Operadora de Infraestructura SAB de CV	347,735	3,285,543
		31,124,285
TOTAL INDUSTRIALS		42,585,756

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit (b)	28,756,140	17,068,841
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	5,896,723	28,908,797
Industrias Penoles SAB de CV (c)	378,140	5,349,471
Southern Copper Corp	165,030	15,120,049
		49,378,317
TOTAL MATERIALS		66,447,158

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,484,900	5,685,534
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	2,037,030	6,350,359
TOTAL REAL ESTATE		12,035,893

TOTAL MEXICO		279,038,813
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	7,373,037	26,679,497
Entertainment - 0.1%
Universal Music Group NV (b)	1,558,130	43,459,709
TOTAL COMMUNICATION SERVICES		70,139,206

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	244,842	14,795,447
Heineken NV	544,771	37,849,409
		52,644,856
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,757,951	62,297,537
Food Products - 0.0%
JDE Peet's NV (b)	231,257	4,047,214
TOTAL CONSUMER STAPLES		118,989,607

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	866,821	14,581,178
ING Groep NV	6,251,471	103,905,025
		118,486,203
Capital Markets - 0.0%
Euronext NV (d)(e)	148,280	17,243,858
Financial Services - 0.2%
Adyen NV (c)(d)(e)	41,189	66,483,860
EXOR NV	188,290	17,921,715
		84,405,575
Insurance - 0.1%
Aegon Ltd	2,559,111	16,707,145
ASR Nederland NV	300,365	14,847,676
NN Group NV	512,407	23,585,806
		55,140,627
TOTAL FINANCIALS		275,276,263

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	113,314	74,802,815
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,513,137	41,705,472
TOTAL HEALTH CARE		116,508,287

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV (b)	206,239	8,956,045
Wolters Kluwer NV	451,464	82,312,294
		91,268,339
Trading Companies & Distributors - 0.0%
IMCD NV (b)	108,143	16,985,194
TOTAL INDUSTRIALS		108,253,533

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	89,077	52,395,608
ASML Holding NV	756,668	559,754,864
BE Semiconductor Industries NV	146,516	18,953,864
		631,104,336
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	371,380	0
TOTAL INFORMATION TECHNOLOGY		631,104,336

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	320,234	18,188,658
TOTAL NETHERLANDS		1,338,459,890
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,722,612	10,887,316
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,108,824	23,459,543
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,121,871	15,110,281
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	275,109	30,964,909
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	1,289,217	4,583,564
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,448,095	8,091,409
TOTAL UTILITIES		12,674,973

TOTAL NEW ZEALAND		93,097,022
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,153,465	14,104,054
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	874,552	17,562,589
Orkla ASA	1,315,614	12,239,405
Salmar ASA	125,916	6,669,197
		36,471,191
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA (b)	594,836	12,439,386
Equinor ASA	1,587,350	38,229,380
Equinor ASA ADR	37	888
		50,669,654
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,694,596	36,051,730
Insurance - 0.0%
Gjensidige Forsikring ASA	379,988	7,795,349
TOTAL FINANCIALS		43,847,079

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	166,712	19,825,099
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,668,074	15,736,190
TOTAL NORWAY		180,653,267
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	128,412	23,512,237
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	317,572	4,052,219
TOTAL PERU		27,564,456
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	130,395	2,981,734
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	780,110	2,962,022
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	1,503,070	1,562,225
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	3,638,730	7,242,624
BDO Unibank Inc	4,520,959	10,634,234
Metropolitan Bank & Trust Co	3,175,021	3,760,964
		21,637,822
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	451,605	4,200,492
JG Summit Holdings Inc	4,555,665	1,257,683
SM Investments Corp	417,065	5,552,039
		11,010,214
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,945,310	11,605,860
TOTAL INDUSTRIALS		22,616,074

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	12,908,270	4,907,460
SM Prime Holdings Inc	19,048,775	7,527,036
		12,434,496
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	501,680	3,842,467
TOTAL PHILIPPINES		68,036,840
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	120,800	6,271,042
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	1,107,441	8,171,444
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	2,120	8,581,244
TOTAL CONSUMER DISCRETIONARY		16,752,688

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	93,010	10,299,500
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	1,101,881	14,575,411
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	175,802	4,071,618
Bank Polska Kasa Opieki SA	349,932	13,798,669
mBank SA (b)(c)	25,133	3,892,526
Powszechna Kasa Oszczednosci Bank Polski SA	1,659,718	27,313,340
Santander Bank Polska SA	77,780	9,697,515
		58,773,668
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	1,148,907	14,126,658
TOTAL FINANCIALS		72,900,326

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	419,892	6,904,196
Construction & Engineering - 0.0%
Budimex SA	23,386	2,747,810
TOTAL INDUSTRIALS		9,652,006

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	265,989	8,225,385
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	1,658,459	2,668,086
TOTAL POLAND		141,344,444
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	537,402	10,620,391
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	872,362	14,599,997
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (Portugal) (c)(f)	319,729	3
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,977,410	18,794,025
TOTAL PORTUGAL		44,014,416
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,536,652	5,452,772
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,058,475	4,456,584
Qatar Gas Transport Co Ltd	4,859,404	5,750,940
		10,207,524
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	11,810,148	7,745,848
Commercial Bank of Qatar	5,875,153	7,420,991
Dukhan Bank	3,699,327	3,746,064
Qatar International Islamic Bank QSC	1,716,073	5,014,836
Qatar Islamic Bank QPSC	3,342,005	18,908,350
Qatar National Bank QPSC	8,765,735	40,205,377
		83,041,466
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,876,145	10,845,776
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	9,753,785	4,098,679
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	3,680,915	2,894,386
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	772,333	3,357,877
TOTAL QATAR		119,898,480
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,152,473	8,656,759
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	51,978	0
VK IPJSC GDR (c)(e)(f)	68,289	1
		1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	12,146,244	1
Gazprom PJSC ADR (c)(f)	1,078,053	11
LUKOIL PJSC (c)(f)	451,803	0
Rosneft Oil Co PJSC (c)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	214,392	2
Surgutneftegas PAO (c)(f)	6,111,900	1
Surgutneftegas PAO ADR (c)(f)	214,357	2
Tatneft PJSC (c)(f)	1,520,327	0
		17
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	13,066,303	1
VTB Bank PJSC (c)(f)	826,735	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	1,699,470	0
TKS Holding MKPAO JSC (c)(f)	5,907	0
		0
TOTAL FINANCIALS		1

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (c)(f)	6,655,600	1
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	85,403	2
Novolipetsk Steel PJSC (c)(f)	1,805,640	0
Polyus PJSC (c)(f)	41,353	0
Severstal PAO (c)(f)	245,384	0
Severstal PAO GDR (c)(e)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (c)(f)	3,455,150	0
		3
TOTAL MATERIALS		3

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	42,112,900	4
TOTAL RUSSIA		26
SAUDI ARABIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,803,252	44,109,490
Media - 0.0%
Saudi Research & Media Group (c)	67,610	4,791,302
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	725,395	11,198,009
Mobile Telecommunications Co Saudi Arabia	808,125	2,283,873
		13,481,882
TOTAL COMMUNICATION SERVICES		62,382,674

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	1,093,206	3,736,609
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	71,373	2,245,451
Food Products - 0.0%
Almarai Co JSC	783,983	12,311,462
Savola Group/The (c)	13,796	143,451
		12,454,913
TOTAL CONSUMER STAPLES		14,700,364

Energy - 0.2%
Energy Equipment & Services - 0.0%
Ades Holding Co	631,327	3,023,071
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (d)(e)	10,996,742	81,507,299
TOTAL ENERGY		84,530,370

Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	3,717,334	98,119,303
Alinma Bank	2,333,374	18,570,191
Arab National Bank	1,739,127	9,922,766
Bank Al-Jazira	945,017	4,746,879
Bank AlBilad	1,169,833	12,444,700
Banque Saudi Fransi	2,360,271	10,106,367
Riyad Bank	2,770,002	21,638,910
Saudi Awwal Bank	1,903,148	18,241,440
Saudi Investment Bank/The	1,111,027	4,472,900
Saudi National Bank/The	5,576,929	50,852,101
		249,115,557
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	90,475	5,080,128
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	76,910	3,563,856
Bupa Arabia for Cooperative Insurance Co	158,046	7,837,619
Co for Cooperative Insurance/The	139,987	5,673,081
		17,074,556
TOTAL FINANCIALS		271,270,241

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	61,879	2,626,479
Dr Sulaiman Al Habib Medical Services Group Co	168,594	13,134,393
Mouwasat Medical Services Co	189,496	4,653,153
		20,414,025
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	45,774	3,343,929
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	48,855	4,155,156
Elm Co	44,968	13,967,452
		18,122,608
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (c)	224,620	1,880,467
SABIC Agri-Nutrients Co	446,589	13,692,840
Sahara International Petrochemical Co	669,046	4,156,230
Saudi Aramco Base Oil Co	101,168	3,010,198
Saudi Basic Industries Corp	1,692,604	30,235,548
Saudi Industrial Investment Group	676,271	3,162,555
Saudi Kayan Petrochemical Co (c)	1,446,651	2,630,485
Yanbu National Petrochemical Co	505,115	5,050,207
		63,818,530
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	2,451,268	31,827,859
TOTAL MATERIALS		95,646,389

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	981,440	4,317,530
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	1,557,473	7,067,532
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	278,034	30,318,582
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	129,078	1,768,899
TOTAL UTILITIES		39,155,013

TOTAL SAUDI ARABIA		617,619,752
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	14,102,218	34,456,846
Entertainment - 0.2%
Sea Ltd Class A ADR (c)	701,056	85,381,611
TOTAL COMMUNICATION SERVICES		119,838,457

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	11,518,423	6,378,130
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	3,771,801	123,458,312
Oversea-Chinese Banking Corp Ltd	6,407,291	81,723,636
United Overseas Bank Ltd	2,393,615	65,799,650
		270,981,598
Capital Markets - 0.0%
Singapore Exchange Ltd	1,621,590	14,590,212
TOTAL FINANCIALS		285,571,810

Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	2,976,497	10,564,277
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	4,005,513	18,345,250
Industrial Conglomerates - 0.0%
Keppel Ltd	2,768,657	13,753,841
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	2,810,339	13,109,945
TOTAL INDUSTRIALS		55,773,313

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	1,297,452	29,375,942
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	7,122,315	13,502,825
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	4,433,199	7,980,976
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	11,003,822	15,707,625
TOTAL REAL ESTATE		37,191,426

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,708,200	6,987,354
TOTAL SINGAPORE		541,116,432
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	3,218,430	19,741,815
Vodacom Group Ltd	1,186,786	6,941,154
		26,682,969
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	320,617	67,595,794
Woolworths Holdings Ltd/South Africa	1,786,619	5,552,801
		73,148,595
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	4,555,794	6,278,949
TOTAL CONSUMER DISCRETIONARY		79,427,544

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	637,991	16,245,981
Clicks Group Ltd (b)	452,214	8,651,972
Shoprite Holdings Ltd	952,709	14,542,487
		39,440,440
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	465,459	4,357,311
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	1,607,801	15,948,558
Capitec Bank Holdings Ltd	164,753	26,231,811
Nedbank Group Ltd	877,966	12,917,244
Standard Bank Group Ltd	2,532,750	29,525,172
		84,622,785
Financial Services - 0.1%
FirstRand Ltd	9,564,288	38,912,343
Remgro Ltd	946,531	7,292,793
		46,205,136
Insurance - 0.0%
Discovery Ltd	1,024,606	9,867,039
Old Mutual Ltd	9,083,687	5,968,710
OUTsurance Group Ltd	1,568,270	5,259,198
Sanlam Ltd	3,406,254	14,850,481
		35,945,428
TOTAL FINANCIALS		166,773,349

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	721,844	6,882,346
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	648,166	8,842,057
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	1,101,061	5,106,943
Metals & Mining - 0.3%
Anglo American Platinum Ltd	176,258	6,183,754
Anglo American PLC	2,405,454	70,434,597
Gold Fields Ltd	1,695,152	28,962,880
Harmony Gold Mining Co Ltd	1,083,875	12,331,846
Impala Platinum Holdings Ltd (c)	1,686,411	9,256,148
Kumba Iron Ore Ltd (b)	122,057	2,535,171
Sibanye Stillwater Ltd (b)(c)	5,379,772	5,184,397
		134,888,793
TOTAL MATERIALS		139,995,736

TOTAL SOUTH AFRICA		472,401,752
SPAIN - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	1,005,132	33,665,080
Telefonica SA (b)	7,540,789	30,723,417
		64,388,497
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	852,728	62,808,022
Specialty Retail - 0.2%
Industria de Diseno Textil SA	2,065,773	112,131,420
TOTAL CONSUMER DISCRETIONARY		174,939,442

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,235,349	25,978,997
Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA	10,913,596	124,250,790
Banco de Sabadell SA	10,323,712	24,396,967
Banco Santander SA	29,326,613	150,284,398
Banco Santander SA ADR	8,697	44,268
CaixaBank SA	7,574,719	45,852,478
		344,828,901
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(c)	565,972	4,870,907
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (c)	333,967	17,073,419
ACS Actividades de Construccion y Servicios SA rights (b)(c)	333,967	164,913
		17,238,332
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	141,907	30,679,465
TOTAL INDUSTRIALS		47,917,797

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA (b)	46,046	5,201,948
Endesa SA	604,000	13,390,220
Iberdrola SA (b)	11,646,038	164,576,765
Redeia Corp SA	760,253	12,808,268
		195,977,201
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (c)	576,586	5,404,288
TOTAL UTILITIES		201,381,489

TOTAL SPAIN		864,306,030
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB (b)	4,443,693	13,077,229
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,043,585	11,609,716
TOTAL COMMUNICATION SERVICES		24,686,945

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	320,939	24,622,324
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	1,074,481	14,361,558
TOTAL CONSUMER DISCRETIONARY		38,983,882

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	1,152,449	29,196,317
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	3,000,261	42,482,817
Svenska Handelsbanken AB A Shares	2,758,101	30,514,753
Swedbank AB A1 Shares	1,605,696	34,973,176
		107,970,746
Capital Markets - 0.0%
EQT AB (b)	705,542	23,200,329
Financial Services - 0.3%
Industrivarden AB A Shares	211,514	7,523,685
Industrivarden AB C Shares (b)	323,125	11,444,217
Investor AB A Shares	668,771	19,089,993
Investor AB B Shares	2,607,320	74,378,625
L E Lundbergforetagen AB B Shares	145,689	7,023,104
		119,459,624
TOTAL FINANCIALS		250,630,699

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	368,509	11,160,494
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	436,926	8,594,451
TOTAL HEALTH CARE		19,754,945

Industrials - 1.0%
Aerospace & Defense - 0.0%
Saab AB B Shares	607,548	13,133,144
Building Products - 0.2%
Assa Abloy AB B Shares	1,897,129	58,121,055
Nibe Industrier AB B Shares (b)	2,835,657	11,403,700
		69,524,755
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	932,393	11,894,784
Construction & Engineering - 0.0%
Skanska AB B Shares (b)	637,137	13,676,167
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	278,733	7,312,851
Lifco AB B Shares	440,053	14,486,133
		21,798,984
Machinery - 0.8%
Alfa Laval AB	548,014	24,499,949
Atlas Copco AB A Shares	5,067,412	84,655,027
Atlas Copco AB B Shares	2,974,434	44,464,406
Epiroc AB A Shares	1,247,363	23,770,254
Epiroc AB B Shares	741,982	12,440,200
Indutrade AB	519,633	14,359,526
Sandvik AB	2,020,013	41,678,963
SKF AB B Shares	648,536	13,148,766
Trelleborg AB B Shares	404,844	15,298,764
Volvo AB A Shares	367,287	10,169,475
Volvo AB B Shares	3,018,656	83,174,273
		367,659,603
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	493,354	14,434,246
Beijer Ref AB B Shares (b)	731,510	10,885,762
		25,320,008
TOTAL INDUSTRIALS		523,007,445

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	5,263,692	39,634,952
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	3,936,119	45,571,348
TOTAL INFORMATION TECHNOLOGY		85,206,300

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	518,089	15,578,462
Paper & Forest Products - 0.1%
Holmen AB B Shares	146,124	5,540,371
Svenska Cellulosa AB SCA B Shares	1,143,137	15,753,471
		21,293,842
TOTAL MATERIALS		36,872,304

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	1,259,516	8,996,705
Sagax AB B Shares	418,587	9,219,047
		18,215,752
TOTAL SWEDEN		1,026,554,589
SWITZERLAND - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	49,182	27,729,846
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	175,507	7,933,030
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	1,017,949	196,788,562
Swatch Group AG/The	54,193	10,039,837
Swatch Group AG/The	1,488	54,570
		206,882,969
TOTAL CONSUMER DISCRETIONARY		214,815,999

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	6,698	7,369,087
Chocoladefabriken Lindt & Spruengli AG	1,859	21,432,336
Chocoladefabriken Lindt & Spruengli AG	204	23,160,692
		51,962,115
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise (b)	56,258	5,682,938
Capital Markets - 0.6%
Julius Baer Group Ltd	390,927	27,468,240
Partners Group Holding AG	42,987	65,748,988
UBS Group AG	6,189,191	219,773,196
UBS Group AG (United States)	36,420	1,289,996
		314,280,420
Insurance - 0.5%
Baloise Holding AG	81,608	14,919,277
Helvetia Holding AG	69,497	12,171,036
Swiss Life Holding AG	54,447	44,657,600
Zurich Insurance Group AG	276,834	167,751,634
		239,499,547
TOTAL FINANCIALS		559,462,905

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	96,146	33,697,286
Straumann Holding AG	211,680	30,019,536
		63,716,822
Life Sciences Tools & Services - 0.2%
Bachem Holding AG Series B (b)	64,716	4,153,335
Lonza Group AG	136,907	87,488,196
		91,641,531
Pharmaceuticals - 0.1%
Galderma Group AG (c)	158,027	19,207,893
Sandoz Group AG	776,906	37,226,657
		56,434,550
TOTAL HEALTH CARE		211,792,903

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	63,430	35,575,124
Electrical Equipment - 0.3%
ABB Ltd	2,995,407	163,107,049
Machinery - 0.1%
Schindler Holding AG	43,168	12,181,362
Schindler Holding AG	78,536	22,765,308
VAT Group AG (d)(e)	51,256	19,888,960
		54,835,630
Marine Transportation - 0.0%
Kuehne + Nagel International AG	91,030	20,749,743
Professional Services - 0.1%
Adecco Group AG	321,741	7,659,271
SGS SA	287,262	27,920,321
		35,579,592
TOTAL INDUSTRIALS		309,847,138

Information Technology - 0.1%
Software - 0.0%
Temenos AG	107,628	9,211,751
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	289,067	29,035,245
TOTAL INFORMATION TECHNOLOGY		38,246,996

Materials - 0.4%
Chemicals - 0.4%
Clariant AG	417,991	4,718,032
DSM-Firmenich AG	352,018	35,937,296
EMS-Chemie Holding AG	13,401	9,512,760
Givaudan SA	17,486	76,548,650
Sika AG	288,868	73,362,062
		200,078,800
Containers & Packaging - 0.0%
SIG Group AG (b)	574,453	12,539,254
TOTAL MATERIALS		212,618,054

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	144,483	16,514,609
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	39,005	6,663,934
TOTAL SWITZERLAND		1,649,654,499
TAIWAN - 5.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	7,190,400	27,267,267
Entertainment - 0.0%
International Games System Co Ltd	455,000	12,909,880
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,358,000	8,942,006
Taiwan Mobile Co Ltd	3,466,400	11,557,217
		20,499,223
TOTAL COMMUNICATION SERVICES		60,676,370

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	3,297,513	4,926,416
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	320,000	4,171,741
Specialty Retail - 0.0%
Hotai Motor Co Ltd	572,180	10,421,752
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	365,420	5,781,671
Feng TAY Enterprise Co Ltd	929,710	3,671,312
Pou Chen Corp	4,070,240	4,482,849
		13,935,832
TOTAL CONSUMER DISCRETIONARY		33,455,741

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,083,000	8,486,968
Food Products - 0.1%
Uni-President Enterprises Corp	9,146,620	21,567,278
TOTAL CONSUMER STAPLES		30,054,246

Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	11,535,617	6,326,064
CTBC Financial Holding Co Ltd	31,563,255	37,309,934
E.Sun Financial Holding Co Ltd	27,245,978	22,818,567
First Financial Holding Co Ltd	21,212,891	17,776,922
Hua Nan Financial Holdings Co Ltd	16,747,270	14,148,365
Mega Financial Holding Co Ltd	22,429,131	26,193,797
Shanghai Commercial & Savings Bank Ltd/The	7,379,811	9,413,620
SinoPac Financial Holdings Co Ltd	20,423,883	13,961,120
Taishin Financial Holding Co Ltd	22,123,046	11,662,036
Taiwan Business Bank	13,140,501	5,961,314
Taiwan Cooperative Financial Holding Co Ltd	20,097,204	14,797,845
		180,369,584
Financial Services - 0.0%
Chailease Holding Co Ltd	2,860,202	9,911,257
Yuanta Financial Holding Co Ltd	19,635,938	20,508,685
		30,419,942
Insurance - 0.2%
Cathay Financial Holding Co Ltd	18,048,184	36,138,987
Fubon Financial Holding Co Ltd	15,519,526	43,172,977
KGI Financial Holding Co Ltd	30,258,457	15,708,299
Shin Kong Financial Holding Co Ltd (c)	27,236,074	10,072,285
		105,092,548
TOTAL FINANCIALS		315,882,074

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	440,000	9,092,922
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	275,600	4,630,115
Voltronic Power Technology Corp	125,000	7,006,567
Walsin Lihwa Corp	5,244,600	3,875,250
		15,511,932
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	5,430,032	5,107,913
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,960,221	12,075,016
Wan Hai Lines Ltd	1,337,050	3,044,198
Yang Ming Marine Transport Corp	3,324,000	6,773,471
		21,892,685
Passenger Airlines - 0.0%
China Airlines Ltd	5,546,000	4,327,944
Eva Airways Corp	5,218,000	7,471,433
		11,799,377
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	3,295,000	2,718,347
TOTAL INDUSTRIALS		57,030,254

Information Technology - 4.4%
Communications Equipment - 0.0%
Accton Technology Corp	958,000	21,847,066
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	12,470,600	5,336,505
Chunghwa Picture Tubes Ltd (c)(f)	551	0
Delta Electronics Inc	3,692,383	47,779,787
E Ink Holdings Inc	1,632,000	13,603,727
Hon Hai Precision Industry Co Ltd	23,631,593	125,313,027
Innolux Corp	14,460,805	6,083,354
Largan Precision Co Ltd	190,000	15,592,492
Synnex Technology International Corp	2,388,920	5,099,117
Unimicron Technology Corp	2,612,000	10,816,399
Wpg Holding Co Ltd	2,957,378	6,272,742
Yageo Corp	774,182	12,478,081
Zhen Ding Technology Holding Ltd	1,282,230	4,561,102
		252,936,333
Semiconductors & Semiconductor Equipment - 3.5%
Alchip Technologies Ltd	150,000	13,858,132
ASE Technology Holding Co Ltd	6,272,943	32,335,001
eMemory Technology Inc	119,000	11,664,168
Global Unichip Corp	167,000	6,575,966
Globalwafers Co Ltd	506,000	5,178,706
Jentech Precision Industrial Co Ltd	158,000	6,493,840
MediaTek Inc	2,882,989	123,991,860
Nanya Technology Corp (c)	2,271,000	2,027,798
Novatek Microelectronics Corp	1,104,000	17,229,682
Realtek Semiconductor Corp	919,744	15,044,427
Taiwan Semiconductor Manufacturing Co Ltd	46,649,000	1,546,074,736
United Microelectronics Corp	21,422,000	25,363,150
Vanguard International Semiconductor Corp	1,924,334	5,477,531
		1,811,314,997
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	5,430,060	6,056,925
Advantech Co Ltd	903,303	10,270,124
Asia Vital Components Co Ltd	620,000	10,366,849
Asustek Computer Inc	1,339,422	24,212,517
Catcher Technology Co Ltd	1,169,000	6,972,331
Compal Electronics Inc	8,008,394	8,771,755
Gigabyte Technology Co Ltd	1,026,000	7,704,005
Inventec Corp	5,145,209	7,532,258
Lite-On Technology Corp	4,017,053	13,056,052
Micro-Star International Co Ltd	1,368,000	7,435,851
Pegatron Corp	3,805,652	10,996,398
Quanta Computer Inc	5,124,000	40,343,321
Wistron Corp	5,238,000	17,071,663
Wiwynn Corp	212,000	13,879,087
		184,669,136
TOTAL INFORMATION TECHNOLOGY		2,270,767,532

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,716,620	5,681,358
Formosa Plastics Corp	7,266,640	7,927,967
Nan Ya Plastics Corp	9,793,980	9,509,092
		23,118,417
Construction Materials - 0.0%
Asia Cement Corp	4,415,785	5,459,787
TCC Group Holdings Co Ltd	12,856,302	12,340,522
		17,800,309
Metals & Mining - 0.0%
China Steel Corp	22,317,421	13,563,741
TOTAL MATERIALS		54,482,467

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	2,867,661	3,632,153
TOTAL TAIWAN		2,835,073,759
THAILAND - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (c)	8,968,153	3,093,398
True Corp PCL depository receipt (c)	10,691,005	3,687,664
		6,781,062
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	834,600	6,994,056
Advanced Info Service PCL depository receipt	1,405,300	11,776,596
Intouch Holdings PCL	737,800	2,118,876
Intouch Holdings PCL depository receipt	1,283,500	3,686,063
		24,575,591
TOTAL COMMUNICATION SERVICES		31,356,653

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	1,222,150	1,194,635
Central Retail Corp Pcl depository receipt	2,001,700	1,956,635
		3,151,270
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	2,307,541	1,632,602
Minor International PCL depository receipt	4,193,082	2,966,635
		4,599,237
Specialty Retail - 0.0%
Home Product Center PCL	4,757,447	1,225,035
Home Product Center PCL depository receipt	6,586,100	1,695,910
PTT Oil & Retail Business PCL depository receipt	5,619,500	1,922,334
		4,843,279
TOTAL CONSUMER DISCRETIONARY		12,593,786

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	4,316,600	6,624,808
CP ALL PCL depository receipt	6,775,400	10,398,398
CP AXTRA PCL	437,900	344,876
CP AXTRA PCL depository receipt	3,459,017	2,724,213
		20,092,295
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,517,640	2,284,977
Charoen Pokphand Foods PCL depository receipt	3,448,400	2,240,001
		4,524,978
TOTAL CONSUMER STAPLES		24,617,273

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	1,205,451	4,524,288
PTT Exploration & Production PCL depository receipt	1,444,000	5,419,609
PTT PCL	7,492,700	6,968,723
PTT PCL depository receipt	11,465,300	10,663,512
Thai Oil PCL	934,645	716,454
Thai Oil PCL depository receipt	1,460,454	1,119,515
		29,412,101
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,098,700	5,207,280
Krung Thai Bank PCL	1,971,475	1,332,970
Krung Thai Bank PCL depository receipt	4,548,600	3,075,437
SCB X PCL	403,200	1,489,393
SCB X PCL depository receipt	1,130,800	4,177,096
TMBThanachart Bank PCL depository receipt	47,197,200	2,759,556
		18,041,732
Consumer Finance - 0.0%
Krungthai Card PCL	402,600	602,608
Krungthai Card PCL depository receipt	1,299,500	1,945,080
		2,547,688
TOTAL FINANCIALS		20,589,420

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	8,118,600	5,636,343
Bangkok Dusit Medical Services PCL depository receipt	12,865,400	8,931,812
Bumrungrad Hospital Pcl	333,600	1,771,268
Bumrungrad Hospital Pcl depository receipt	807,800	4,289,062
		20,628,485
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,874,900	4,683,478
Airports of Thailand PCL depository receipt	5,251,800	8,555,668
Bangkok Expressway & Metro PCL	5,767,300	1,148,707
Bangkok Expressway & Metro PCL depository receipt	7,312,300	1,456,434
		15,844,287
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL	2,269,000	8,394,250
Delta Electronics Thailand PCL depository receipt	3,641,000	13,470,015
		21,864,265
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	1,977,086	1,251,605
PTT Global Chemical PCL depository receipt	2,358,700	1,493,188
		2,744,793
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	2,491,573
Siam Cement PCL/The depository receipt	940,000	4,267,248
		6,758,821
TOTAL MATERIALS		9,503,614

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,703,600	2,659,895
Central Pattana PCL depository receipt	2,035,000	3,177,324
		5,837,219
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Energy Development PCL	1,254,900	2,133,600
Gulf Energy Development PCL depository receipt	4,284,300	7,284,234
		9,417,834
TOTAL THAILAND		201,664,937
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,314,135	6,978,832
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	133,986	3,474,379
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	372,005	1,675,023
Coca-Cola Icecek AS	1,595,772	2,539,773
		4,214,796
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	864,913	13,270,995
TOTAL CONSUMER STAPLES		17,485,791

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,842,563	7,258,141
Financials - 0.1%
Banks - 0.1%
Akbank TAS	5,926,005	10,721,127
Haci Omer Sabanci Holding AS	2,005,279	5,588,673
Turkiye Is Bankasi AS Class C	16,588,274	6,552,889
Yapi ve Kredi Bankasi AS	6,430,632	5,511,163
		28,373,852
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,564,214	6,345,214
Industrial Conglomerates - 0.0%
KOC Holding AS	1,417,304	6,713,811
Turkiye Sise ve Cam Fabrikalari AS	2,729,043	2,894,615
		9,608,426
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	404,610	2,646,963
Turk Hava Yollari AO (c)	1,053,260	9,314,579
		11,961,542
TOTAL INDUSTRIALS		27,915,182

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	19,179,943	1,958,379
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	5,397,826	3,379,171
TOTAL MATERIALS		5,337,550

TOTAL TURKEY		96,823,727
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	6,538,375	30,439,611
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	5,525,875	3,535,429
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	5,545,726	5,435,432
TOTAL CONSUMER DISCRETIONARY		8,970,861

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	6,146,424	9,036,275
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	5,650,485	18,429,591
Abu Dhabi Islamic Bank PJSC	2,813,270	11,948,384
Dubai Islamic Bank PJSC	5,449,075	11,423,171
Emirates NBD Bank PJSC	3,576,960	20,304,547
First Abu Dhabi Bank PJSC	8,364,460	33,111,242
		95,216,935
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (c)(f)	75,611	1
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	6,610,127	3,797,217
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,259,988	15,120,651
Emaar Properties PJSC	12,620,113	46,384,211
		61,504,862
TOTAL UNITED ARAB EMIRATES		208,965,762
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	12,266,632	21,582,134
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	1,693,557	16,495,007
Media - 0.1%
Informa PLC	2,519,220	27,062,705
WPP PLC	2,044,504	19,435,377
		46,498,082
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	39,442,242	33,602,651
Vodafone Group PLC ADR	266,859	2,278,976
		35,881,627
TOTAL COMMUNICATION SERVICES		120,456,850

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	225,655	27,844,665
Diversified Consumer Services - 0.0%
Pearson PLC	873,273	14,488,286
Pearson PLC ADR (b)	265,921	4,432,903
		18,921,189
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	3,209,495	110,581,203
Entain PLC	1,151,666	10,092,755
InterContinental Hotels Group PLC	301,276	40,172,563
Whitbread PLC	341,048	11,895,204
		172,741,725
Household Durables - 0.1%
Barratt Redrow PLC	2,588,072	14,616,770
Berkeley Group Holdings PLC	192,697	9,219,566
Persimmon PLC	601,937	9,448,686
Taylor Wimpey PLC	6,697,129	9,918,440
		43,203,462
Specialty Retail - 0.0%
JD Sports Fashion PLC	4,930,896	5,448,634
Kingfisher PLC	3,470,669	10,543,992
		15,992,626
TOTAL CONSUMER DISCRETIONARY		278,703,667

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	391,616	30,761,436
Diageo PLC	4,211,083	125,450,038
		156,211,474
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,334,138	10,516,890
Marks & Spencer Group PLC	3,893,889	16,130,846
Tesco PLC	12,965,116	59,670,567
		86,318,303
Food Products - 0.0%
Associated British Foods PLC	632,230	14,909,816
Household Products - 0.2%
Reckitt Benckiser Group PLC	1,308,772	86,547,497
Personal Care Products - 0.5%
Unilever PLC	4,698,146	269,095,915
Tobacco - 0.4%
British American Tobacco PLC	3,770,630	149,603,412
Imperial Brands PLC	1,518,716	51,222,741
		200,826,153
TOTAL CONSUMER STAPLES		813,909,158

Financials - 2.0%
Banks - 1.3%
Barclays PLC	27,513,405	100,836,561
HSBC Holdings PLC	34,456,057	359,863,290
Lloyds Banking Group PLC	116,112,198	89,274,718
NatWest Group PLC	13,363,065	71,247,308
Standard Chartered PLC	3,978,167	53,504,448
		674,726,325
Capital Markets - 0.5%
3i Group PLC	1,843,155	88,551,369
Hargreaves Lansdown PLC	663,746	9,073,340
London Stock Exchange Group PLC	905,068	134,681,394
Schroders PLC	1,519,751	6,670,561
		238,976,664
Financial Services - 0.0%
M&G PLC	4,335,917	11,209,176
Wise PLC Class A (c)	1,264,273	17,462,753
		28,671,929
Insurance - 0.2%
Admiral Group PLC	493,631	16,543,795
Aviva PLC	5,070,047	32,311,846
Legal & General Group PLC	11,172,335	33,564,797
Phoenix Group Holdings PLC	1,335,577	8,652,505
		91,072,943
TOTAL FINANCIALS		1,033,447,861

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,657,756	21,022,221
Pharmaceuticals - 0.8%
Astrazeneca PLC	2,935,360	412,053,023
TOTAL HEALTH CARE		433,075,244

Industrials - 1.2%
Aerospace & Defense - 0.5%
BAE Systems PLC	5,724,340	86,530,487
Melrose Industries PLC	2,445,099	18,590,251
Rolls-Royce Holdings PLC (c)	16,103,698	120,071,656
		225,192,394
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	4,783,248	23,426,189
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	5,075,223	25,557,273
DCC PLC	187,376	13,010,340
Smiths Group PLC	653,800	16,747,959
		55,315,572
Machinery - 0.0%
Spirax Group PLC	139,923	14,044,058
Professional Services - 0.4%
Intertek Group PLC	306,446	19,416,079
RELX PLC	3,526,553	175,116,227
		194,532,306
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	828,130	54,481,923
Bunzl PLC	636,255	27,201,016
		81,682,939
TOTAL INDUSTRIALS		594,193,458

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	721,528	27,223,365
Software - 0.1%
Sage Group PLC/The	1,902,932	31,805,324
TOTAL INFORMATION TECHNOLOGY		59,028,689

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	253,237	10,430,617
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	950,552	28,621,927
TOTAL MATERIALS		39,052,544

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	1,352,720	9,811,839
Industrial REITs - 0.1%
Segro PLC	2,437,413	21,680,893
TOTAL REAL ESTATE		31,492,732

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	2,093,789	42,180,498
Multi-Utilities - 0.3%
Centrica PLC	9,777,754	17,275,898
National Grid PLC	9,250,747	112,223,163
		129,499,061
Water Utilities - 0.0%
Severn Trent PLC	512,355	16,053,246
United Utilities Group PLC	1,292,399	16,329,633
		32,382,879
TOTAL UTILITIES		204,062,438

TOTAL UNITED KINGDOM		3,607,422,641
UNITED STATES - 6.6%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	290,138	159,155,200
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	3,720,869	50,033,703
Consumer Staples - 1.0%
Food Products - 0.9%
JBS S/A	1,472,000	8,926,631
Nestle SA	4,959,485	421,261,795
		430,188,426
Personal Care Products - 0.1%
Haleon PLC	16,284,916	75,907,501
TOTAL CONSUMER STAPLES		506,095,927

Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	770,640	14,564,479
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	29,997,780	155,187,378
BP PLC ADR	107,282	3,332,179
Shell PLC	11,745,060	385,646,145
		544,165,702
TOTAL ENERGY		558,730,181

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	571,066	87,407,741
Health Care - 2.9%
Biotechnology - 0.3%
CSL Ltd	918,184	158,517,892
Legend Biotech Corp ADR (c)	141,379	5,386,540
		163,904,432
Health Care Equipment & Supplies - 0.2%
Alcon AG	946,519	87,008,038
Life Sciences Tools & Services - 0.0%
QIAGEN NV	405,125	18,027,768
Pharmaceuticals - 2.4%
GSK PLC	7,850,624	136,754,706
Novartis AG	3,731,632	390,615,422
Roche Holding AG	1,331,060	418,447,975
Roche Holding AG	59,837	19,933,622
Sanofi SA	2,162,353	235,008,852
		1,200,760,577
TOTAL HEALTH CARE		1,469,700,815

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	434,080	18,726,952
Construction & Engineering - 0.1%
Ferrovial SE (b)	900,178	38,661,169
Electrical Equipment - 0.5%
Schneider Electric SE	1,035,588	262,650,787
Professional Services - 0.2%
Experian PLC	1,741,318	85,776,767
TOTAL INDUSTRIALS		405,815,675

Information Technology - 0.0%
Software - 0.0%
CyberArk Software Ltd (c)	82,192	30,491,588
Monday.com Ltd (c)	71,018	18,142,258
		48,633,846
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	986,678	98,888,835
James Hardie Industries PLC depository receipt (b)(c)	813,784	27,352,164
		126,240,999
TOTAL UNITED STATES		3,411,814,087
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,342,972	16,808,519
TOTAL COMMON STOCKS (Cost $42,391,358,906)		50,431,022,486

Non-Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
INDIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NTPC Ltd 8.49% 3/25/2025 (Cost $46,680)	INR	233,068	14,109

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	813,825	8,012,450
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	51,490	8,994,365
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	104,579	7,979,458
Dr Ing hc F Porsche AG (d)(e)	215,976	13,751,025
Porsche Automobil Holding SE	291,312	11,512,889
Volkswagen AG	388,347	39,598,175
		72,841,547
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	326,451	28,521,968
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	49,779	14,459,405
TOTAL GERMANY		115,822,920
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	45,056	4,950,662
Hyundai Motor Co Series 2	68,080	7,722,175
		12,672,837
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	7,985	210,592
LG H&H Co Ltd	1,539	136,748
		347,340
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	1,533,576	44,868,527
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	14,509	1,376,502
TOTAL KOREA (SOUTH)		59,265,206
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $239,101,884)		192,094,942

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $41,334,471)	4.46	41,431,000	41,347,875

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	1,366,543,810	1,366,817,119
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	886,201,301	886,289,921
TOTAL MONEY MARKET FUNDS (Cost $2,253,106,911)			2,253,107,040

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $44,924,948,852)	52,917,586,452
NET OTHER ASSETS (LIABILITIES) - (2.7)% (g)	(1,390,868,580)
NET ASSETS - 100.0%	51,526,717,872

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	4,843	Mar 2025	574,016,575	16,701,573	16,701,573
ICE MSCI Emerging Markets Index Contracts (United States)	4,858	Mar 2025	264,858,160	955,061	955,061
TME S&P/TSX 60 Index Contracts (Canada)	347	Mar 2025	73,652,293	1,841,301	1,841,301

TOTAL FUTURES CONTRACTS					19,497,935
The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Currency Abbreviations
INR	-	Indian Rupee

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,198,253,636 or 2.3% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,237,774,053 or 2.4% of net assets.

(f)	Level 3 security
(g)	Includes $5,068,786 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,347,889.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	559,242,898	4,320,364,970	3,512,790,749	15,065,689	-	-	1,366,817,119	1,366,543,810	2.3%
Fidelity Securities Lending Cash Central Fund	1,104,997,173	1,859,726,948	2,078,434,200	1,800,142	-	-	886,289,921	886,201,301	3.8%
Total	1,664,240,071	6,180,091,918	5,591,224,949	16,865,831	-	-	2,253,107,040	2,252,745,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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